                                    APRIL 30, 1998


                                        SEMI-
                                        ANNUAL
                                        REPORT


                            MONTAG & CALDWELL GROWTH FUND
                          CHICAGO TRUST GROWTH & INCOME FUND
                               CHICAGO TRUST TALON FUND
                             CHICAGO TRUST BALANCED FUND
                           MONTAG & CALDWELL BALANCED FUND
                               CHICAGO TRUST BOND FUND
                          CHICAGO TRUST MUNICIPAL BOND FUND
                           CHICAGO TRUST MONEY MARKET FUND


                               [LOGO]  ALLEGHANY FUNDS

                                 MANAGING YOUR MONEY
                            THROUGH PRINCIPLES THAT ENDURE

     CORPORATE PROFITS? MERGERS AND ACQUISITIONS? POLITICS? ATTRACTIVE VALUATIONS? THERE ARE NUMEROUS GOOD REASONS FOR CHOOSING VARIOUS INVESTMENT OPPORTUNITIES - AND AT ALLEGHANY FUNDS, OUR PORTFOLIO MANAGERS FOLLOW BOTH THE FUNDS' STATED OBJECTIVES AND THEIR INDIVIDUAL CULTIVATED PREFERENCES. YET AS A GROUP, WE BELIEVE OUR MANAGERS ARE OF LIKE MINDS WHEN IT COMES TO FOLLOWING TIME-HONORED INVESTMENT PRINCIPLES. SIMPLY PUT, THEY MAKE THEIR SELECTIONS BASED ON SUBSTANCE, NOT FADS.
     TO ILLUSTRATE THIS, WE RECENTLY POLLED OUR PORTFOLIO MANAGERS TO FIND OUT WHAT THEY WILL LOOK FOR (IN ADDITION TO THE CUSTOMARY QUALITATIVE AND QUANTITATIVE ANALYSIS) FOR THEIR PORTFOLIO SELECTIONS DURING THE SECOND HALF OF 1998. AS WE EXPECTED, THEY WERE IN CLOSE AGREEMENT THAT THE FOLLOWING FIVE TRAITS ARE MOST IMPORTANT:

1.   PRICE (NOT TO MENTION PRICE, PRICE, PRICE AND PRICE) REMAINS A KEY FACTOR.

2.   EXPECTED RETURNS ARE CRUCIAL SHOULD INTEREST RATES CHANGE.

3. GOOD DIVERSIFICATION IS MORE IMPORTANT THAN EVER IN AN INCREASINGLY VOLATILE MARKET.

4.   THE ABILITY TO ACHIEVE CONSISTENT EARNINGS GROWTH SHOULD BE EMPHASIZED.

5. IT'S WISE TO INCLUDE SECURITIES THAT REDUCE THE VOLATILITY OF THE PORTFOLIO ITSELF.


          TABLE OF CONTENTS
--------------------------------------------------------------------------------
      1   Letter from the Chairman
      2   Summary Information
          Schedule of Investments:
      4        Montag & Caldwell Growth Fund
      5        Chicago Trust Growth & Income Fund
      6        Chicago Trust Talon Fund
      7        Chicago Trust Balanced Fund
     11        Montag & Caldwell Balanced Fund
     14        Chicago Trust Bond Fund
     17        Chicago Trust Municipal Bond Fund
     20        Chicago Trust Money Market Fund
     22   Statement of Assets and Liabilities
     24   Statement of Operations
     26   Statement of Changes in Net Assets
     30   Financial Highlights
     39   Notes to Financial Statements


                               [LOGO]  ALLEGHANY FUNDS

                            GUIDE TO SHAREHOLDER BENEFITS


We're delighted to offer all Alleghany Funds shareowners a full assortment of special features and convenient options. To receive more information about any of these benefits, simply call an Investor Services Representative Monday - Friday, 9 am - 7 pm E.S.T.


                          THE EASY WAY TO GROW YOUR ACCOUNT:
                        START AN AUTOMATIC INVESTMENT PLAN(1)

     Systematic investing is an easy, effortless way to help reach any investment goal. Simply choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule - every month, for example - and invest it in your Alleghany Funds account. The service is free, and the minimum initial investment is $50.

                             COMPOUND YOUR EARNINGS WITH
                           AUTOMATIC DIVIDEND REINVESTMENT

     By automatically reinvesting your dividends into your Alleghany Funds account, your profits can mount. Monthly and quarterly dividends, and annual capital gain distributions, are reinvested at no charge.


                          FREE, FLEXIBLE EXCHANGE PRIVILEGES

     As your personal needs change, so can your Alleghany Funds investment. Transfers between our funds are free of charge, and it only takes a telephone call.

                           LOW MINIMUM INITIAL INVESTMENTS

     The minimum initial investment for all Alleghany Funds is just $2,500 ($500 for IRAs). And subsequent investments can be as low as $50.

                        FREE CHECK WRITING SERVICES AVAILABLE

     If you are an investor of the Chicago Trust Money Market Fund, you can take advantage of free check writing privileges. The minimum amount for each check is $500.

                             CONVENIENT INVESTOR WEBSITE:
                         www.alleghanyfunds.chicago-trust.com

     Now you can access account balances, obtain fund information and make transactions online - 24 hours a day, in complete security. And we're among the just 10% of mutual fund companies who provide these capabilities.



                             FUND PERFORMANCE INFORMATION
                             IS AVAILABLE 24 HOURS A DAY

                                    1-800-992-8151


(1) Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares during periods of high and low prices.

Dear Shareowner,

Our portfolio managers' perspectives on securities markets are not always uniform. However, there is one constant -- they stick to their investment disciplines. While it is difficult to sustain consistent long-term investment performance, it may only occur if we continue to do those things that have brought us success over the life of our funds.

We view these semi-annual reports as an opportunity to provide you with our report card. I am therefore pleased to inform you that your funds are growing. On May Day (May 1, 1998), one day after the end of our semi-annual reporting period, our assets under management topped $2.5 billion! Not bad for a group that had less than $700 million under management on December 31, 1995. We are not foolish enough to ignore the fact that a lot of this growth has come from a raging bull market in equities, but a significant amount has come from new shareowners entrusting us with their assets. We welcome new shareowners to our fund family, and we will do all that we can to help all of you reach your financial goals.

Our investment performance continues to be strong, with most of our funds showing very good results for the three years ended April 30, 1998. As managers, we like to take stock of our record on a rolling three-year basis. We believe that one year is too short a period to reach any valid conclusion about investment capability, but after three years, some reasonable judgments can be made.

                                           M&C         CT GROWTH                         M&C                         CT MONEY
                                          GROWTH        & INCOME       CT TALON        BALANCED       CT BOND         MARKET
                                 -------------------------------------------------------------------------------------------------
      Total Return For 3 Years
                Ended 4/30/98*             151.76%        127.38%        98.03%         93.94%         28.18%         16.60%

            Rank Among Similar         19 out of 536  33 out of 430  69 out of 160   6 out of 248  45 out of 159  45 out of 251
            Funds (Lipper) For         Growth Funds      Growth &       Mid Cap        Balanced     Interm. Inv.   Money Market
        3 Years Ended 4/30/98*                         Income Funds      Funds           Funds      Grade Bond         Funds
                                                                                                        Funds

       Total Return For 1 Year
                 Ended 4/30/98            43.88%          39.86%          25.89%         30.54%         10.35%          5.29%

            Rank Among Similar        224 out of 860  164 out of 647  269 out of 275  47 out of 360  67 out of 210   55 out of 305
            Funds (Lipper) For         Growth Funds      Growth &        Mid Cap        Balanced      Interm. Inv.    Money Market
         1 Year Ended 4/30/98*                         Income Funds       Funds           Funds        Grade Bond         Funds
                                                                                                         Funds

          Average Annual Total
      Return Since (Inception)            33.88%          23.90%          23.32%         23.65%          6.57%          4.96%
                 as of 4/30/98           (11/2/94)      (12/13/93)      (9/19/94)      (11/2/94)      (12/13/93)      (12/14/93)

We are proud of this record and hope you too are pleased with your investments. Thank you for your confidence in the Alleghany Funds. Please visit our website at www.alleghanyfunds.chicago-trust.com

Sincerely,


Stuart D. Bilton
Chairman and Chief Executive Officer

--------------------------
The performance data quoted represents past performance and is no guarantee of future performance.
* Lipper Analytical Services, Inc. (Lipper) is the source of the rankings, which are based on total return fund performance for the one year ended April 30, 1998, and three years ended April 30, 1998, for funds of similar investment objectives. The Lipper rankings listed include all classes of multiple-class funds. Certain expenses for all of the ranked Alleghany Funds were subsidized (by the Chicago Trust Company and Montag & Caldwell, Inc.) during the ranking period for the one year ended April 30, 1998, and three years ended April 30, 1998.

The Alleghany Funds are no-load mutual funds distributed by First Data Distributors, Inc., Westborough, MA 01581. This is not an offer to sell or a solicitation of an offer to buy shares of any of the Funds described. Investment return and principal value of an investment will fluctuate so that an Investor's shares, when redeemed, may be worth more or less than their original cost. This information must be accompanied or preceded by a prospectus.

ALLEGHANY FUNDS -- SUMMARY INFORMATION
PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                       MONTAG & CALDWELL GROWTH FUND
                     CLASS N (RETAIL)    CLASS I (INSTITUTIONAL)             CHICAGO TRUST GROWTH & INCOME FUND
                    ---------------------------------------------       --------------------------------------------
Total Returns:
6 Months                  20.79%                20.99%                                  22.76%
1 Year                    43.88%                44.36%                                  39.86%

Three Year
Average Annual              N/A                   N/A                                   31.50%


Average Annual
Since Inception           33.88%                37.03%                                  23.90%

Value of $10,000          $27,690               $17,814                                 $25,536
from Inception
Date                      11/2/94               6/28/96                                12/13/93
                    ---------------------------------------------      --------------------------------------------

TOP TEN HOLDINGS    as of April 30, 1998
                    ---------------------------------------------      --------------------------------------------
  Company and       Eli Lilly & Co.                         4.70%      Illinois Tool Works, Inc.              4.02%
% of Total Net      Coca-Cola Co.                           4.65%      EMC Corp.                              3.64%
    Assets          Gillette Co.                            4.53%      General Electric Co.                   3.62%
                    Procter & Gamble Co.                    4.52%      Sysco Corp.                            3.55%
                    Bristol-Myers Squibb Co.                4.51%      Pfizer, Inc.                           3.52%
                    Johnson & Johnson                       4.45%      Tellabs, Inc.                          3.38%
                    Schlumberger, Ltd.                      4.20%      Health Management Associates, Inc.     3.28%
                    McDonald's Corp.                        4.09%      AlliedSignal, Inc.                     3.26%
                    Walt Disney Co.                         4.06%      Paychex, Inc.                          3.16%
                    Boston Scientific Corp.                 3.72%      American International Group, Inc.     3.12%
                    ---------------------------------------------      --------------------------------------------
                             CHICAGO TRUST TALON FUND                           CHICAGO TRUST BALANCED FUND
                    ---------------------------------------------      --------------------------------------------
Total Returns:
6 Months                             3.58%                                               14.99%
1 Year                              25.89%                                               28.63%
Three Year
Average Annual                      25.58%                                                N/A


Average Annual
Since Inception                     23.32%                                               20.78%

Value of $10,000                   $21,320                                              $16,362
from Inception
Date                               9/19/94                                              9/21/95
                    ---------------------------------------------      ---------------------------------------------
TOP TEN HOLDINGS    as of April 30, 1998
                    ---------------------------------------------      ---------------------------------------------
  Company and       Cerner Corp.                            6.04%      Paychex, Inc.                           2.27%
% of Total Net      Columbia HCA Healthcare Corp.           5.92%      General Electric Co.                    2.18%
    Assets          Mylan Laboratories, Inc.                5.31%      American International Group, Inc.      2.14%
                    U.S. Treasury Bill, 4.680%, 05/14/98    4.89%      Tellabs, Inc.                           2.14%
                    Vitalink Pharmacy Services, Inc.        4.74%      Illinois Tool Works, Inc.               2.13%
                    R.R. Donnelley & Sons Co.               4.60%      Pfizer, Inc.                            2.12%
                    Capital Trust, Class A                  4.59%      Microsoft Corp.                         2.10%
                    Starbucks Corp.                         4.40%      Health Management Associates, Inc.,
                    Danielson Holdings Corp.                4.05%          Class A                             2.05%
                    St. Paul Bancorp, Inc.                  3.93%      Cisco Systems, Inc.                     2.04%
                                                                       Norwest Corp.                           2.03%
                    ---------------------------------------------      ---------------------------------------------

ALLEGHANY FUNDS -- SUMMARY INFORMATION
PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                        MONTAG & CALDWELL BALANCED FUND                        CHICAGO TRUST BOND FUND
                    -------------------------------------------        ---------------------------------------------
Total Returns:
6 Months                           13.34%                                              3.23%
1 Year                             30.54%                                             10.35%

Three Year
Average Annual                     24.71%                                              8.63%


Average Annual
Since Inception                    23.65%                                              6.57%

Value of $10,000                  $20,979                                             $13,211
from Inception
Date                              11/2/94                                             12/13/93
                    ---------------------------------------------      -----------------------------------------------

TOP TEN HOLDINGS    as of April 30, 1998
                    ---------------------------------------------      -----------------------------------------------
  Company and       Eli Lilly & Co.                         2.99%      U.S. Treasury Note, 6.370%, 08/15/02    3.26%
% of Total Net      Gillette Co.                            2.85%      Merrill Lynch & Co., Inc., 7.000%,
    Assets          Coca-Cola Co.                           2.82%           04/27/08                           2.59%
                    Bristol-Myers Squibb Co.                2.77%      U.S. Treasury Note, 7.250%, 05/15/04    2.28%
                    Walt Disney Co.                         2.76%      U.S. Treasury Note, 6.250%, 10/31/01    2.16%
                    Procter & Gamble Co.                    2.74%      Metropolitan Life
                    Johnson & Johnson                       2.71%           Insurance Co.  6.300%, 11/01/03    2.11%
                    McDonald's Corp.                        2.66%      Countrywide Home
                    U.S. Treasury Note, 6.500%, 10/15/06    2.63%           Loans, CMO  6.750%, 04/25/28       2.06%
                    U.S. Treasury Note, 6.250%, 02/15/07    2.59%      U.S. Treasury Bond, 7.125%, 02/15/23    2.01%
                                                                       Chilgener S.A. Yankee
                                                                            (Chile), 6.500%, 01/15/06          2.00%
                                                                       U.S. Treasury Note, 7.875%, 08/15/01    1.88%
                                                                       HSBC America Capital II, 8.380%,
                                                                            05/15/27                           1.85%
                    ---------------------------------------------      ------------------------------------------------

                                               CHICAGO TRUST MUNICIPAL BOND FUND
Total Returns:
                    ---------------------------------------------------------------------------------------------------
6 Months                                                      1.70%
1 Year                                                        5.98%

Three Year
Average Annual                                                5.12%


Average Annual
Since Inception                                               4.00%

Value of $10,000                                             $11,871
from Inception
Date                                                        12/13/93
                    ---------------------------------------------------------------------------------------------------
TOP TEN HOLDINGS    as of April 30, 1998
                    ---------------------------------------------------------------------------------------------------
  Company and       King County, Washington, Series A,                 Arlington Independent School District,
% of Total Net        G.O., 5.800%, 01/01/04                    3.94%    Texas, Refunding, G.O., 5.400%,02/15/99  2.95%
    Assets          Salt River Project Electric System Revenue,        Mohave County, AZ, IDA, 6.000%, 07/01/00   2.83%
                      AZ, Refunding, Series A, 5.500%, 01/01/05 3.69%  State of New Jersey Transportation Trust
                    Texas State Water Development Board, G.O.            Fund Revenue, 5.200%, 12/15/00           2.80%
                      Escrowed to Maturity, 5.000%, 08/01/99    3.55%  Tulsa, Oklahoma Metropolitan Utility
                    Commonwealth of Puerto Rico, Series A, G.O.          Authority Revenue, 5.500%, 07/01/00      2.80%
                      6.500%, 07/01/03                          3.42%  Tooele County, Utah, Hazardous Waste
                    Clark County, Nevada School District, G.O.           Treatment Revenue, 5.700%, 11/01/26      2.71%
                      6.400%, 06/15/06                          3.00%
                    ---------------------------------------------------------------------------------------------------

ALLEGHANY FUNDS
MONTAG & CALDWELL GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
COMMON STOCKS - 96.96%
              BUSINESS SERVICES - 1.78%
     550,000  Manpower, Inc. . . . . . . . . . . . . . . . . . $     24,234,375
                                                               ----------------

              CONSUMER NON-DURABLES - 14.85%
     535,000  Gillette Co. . . . . . . . . . . . . . . . . . .       61,759,062
     530,000  Interpublic Group Of Companies, Inc. . . . . . .       33,853,750
   1,175,000  Mattel, Inc. . . . . . . . . . . . . . . . . . .       45,017,187
     750,000  Procter & Gamble Co. . . . . . . . . . . . . . .       61,640,625
                                                               ----------------
                                                                    202,270,624
                                                               ----------------

              ELECTRICAL - 2.97%
     475,000  General Electric Co. . . . . . . . . . . . . . .       40,434,375
                                                               ----------------

              ENERGY - 6.13%
     650,000  Baker Hughes, Inc. . . . . . . . . . . . . . . .       26,325,000
     690,000  Schlumberger, Ltd. . . . . . . . . . . . . . . .       57,183,750
                                                               ----------------
                                                                     83,508,750
                                                               ----------------

              ENTERTAINMENT AND LEISURE - 4.06%
     445,000  Walt Disney Co.  . . . . . . . . . . . . . . . .       55,319,063
                                                               ----------------

              FINANCE - 6.41%
     430,000  American Express Co. . . . . . . . . . . . . . .       43,860,000
     330,000  American International Group, Inc. . . . . . . .       43,415,625
                                                               ----------------
                                                                     87,275,625
                                                               ----------------

              FOOD AND BEVERAGE - 4.77%
     835,000  Coca-Cola Co.. . . . . . . . . . . . . . . . . .       63,355,625
      43,000  Pioneer Hi-Bred International, Inc.  . . . . . .        1,623,250
                                                               ----------------
                                                                     64,978,875
                                                               ----------------

              HEALTH CARE SERVICES - 7.80%
     850,000  Johnson & Johnson. . . . . . . . . . . . . . . .       60,668,750
     401,000  Pfizer, Inc. . . . . . . . . . . . . . . . . . .       45,638,813
                                                               ----------------
                                                                    106,307,563
                                                               ----------------

              LODGING - 2.32%
     540,000  Marriott International, Inc. . . . . . . . . . .       17,820,000
     432,400  Marriott International, Inc., Class A. . . . . .       13,836,800
                                                               ----------------
                                                                     31,656,800
                                                               ----------------

              MEDICAL SUPPLIES - 3.38%
     875,000  Medtronic, Inc.  . . . . . . . . . . . . . . . .       46,046,875
                                                               ----------------

              PHARMACEUTICALS - 12.21%
     580,000  Bristol-Myers Squibb Co. . . . . . . . . . . . .       61,407,500
     920,000  Eli Lilly & Co.  . . . . . . . . . . . . . . . .       63,997,500
     340,000  Merck & Co., Inc.  . . . . . . . . . . . . . . .       40,970,000
                                                               ----------------
                                                                    166,375,000
                                                               ----------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
              RESTAURANTS - 5.62%
     400,000  Cracker Barrell Old Country Store, Inc.  . . . . $     14,700,000
   1,000,000  McDonald's Corp. . . . . . . . . . . . . . . . .       61,875,000
                                                               ----------------
                                                                     76,575,000
                                                               ----------------

              RETAIL - 6.44%
     825,000  Gap, Inc.  . . . . . . . . . . . . . . . . . . .       42,435,938
     650,000  Home Depot, Inc. . . . . . . . . . . . . . . . .       45,256,250
                                                               ----------------
                                                                     87,692,188
                                                               ----------------

              TECHNOLOGY - 15.29%
     700,000  Boston Scientific Corp.* . . . . . . . . . . . .       50,618,750
     590,000  Cisco Systems, Inc.* . . . . . . . . . . . . . .       43,217,500
     550,000  Electronic Arts, Inc.* . . . . . . . . . . . . .       25,437,500
      70,000  Hewlett-Packard Co.  . . . . . . . . . . . . . .        5,271,875
     159,100  Intel Corp.. . . . . . . . . . . . . . . . . . .       12,857,269
     442,600  Microsoft Corp.* . . . . . . . . . . . . . . . .       39,889,325
     700,000  Solectron Corp.* . . . . . . . . . . . . . . . .       31,018,750
                                                               ----------------
                                                                    208,310,969
                                                               ----------------

              TELECOMMUNICATIONS - 2.93%
     775,500  Ericsson (LM) Telefonaktiebolaget, ADR
              Class B, Series 10 . . . . . . . . . . . . . . .       39,889,781
                                                               ----------------

              TOTAL COMMON STOCKS. . . . . . . . . . . . . . .    1,320,875,863
              (Cost $996,809,509)                              ----------------

INVESTMENT COMPANIES - 4.24%
  49,121,510  Bankers Trust Institutional
              Cash Management Fund . . . . . . . . . . . . . .       49,121,510
   8,603,387  Bankers Trust Institutional
              Treasury Money Fund. . . . . . . . . . . . . . .        8,603,387
                                                               ----------------

              TOTAL INVESTMENT COMPANIES . . . . . . . . . . .       57,724,897
              (Cost $57,724,897)                               ----------------

TOTAL INVESTMENTS - 101.20%. . . . . . . . . . . . . . . . . .    1,378,600,760
(Cost $1,054,534,406)**                                        ----------------

LIABILITIES NET OF CASH AND OTHER ASSETS - (1.20%) . . . . . .      (16,332,286)
                                                               ----------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $  1,362,268,474
                                                               ----------------
                                                               ----------------

--------------------

*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $1,054,534,406.

          Gross unrealized appreciation       $  327,662,730
          Gross unrealized (depreciation)         (3,596,376)
                                              --------------
          Net unrealized appreciation         $  324,066,354
                                              --------------
                                              --------------
ADR       American Depositary Receipt


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
COMMON STOCKS - 97.58%
              BUSINESS SERVICES - 3.16%
     206,000  Paychex, Inc.  . . . . . . . . . . . . . . . . . $     11,188,375
                                                               ----------------

              CAPITAL GOODS - 6.16%
     264,000  AlliedSignal, Inc. . . . . . . . . . . . . . . .       11,566,500
     214,000  Pitney Bowes, Inc. . . . . . . . . . . . . . . .       10,272,000
                                                               ----------------
                                                                     21,838,500
                                                               ----------------

              CHEMICALS - 2.39%
     168,000  Praxair, Inc.  . . . . . . . . . . . . . . . . .        8,452,500
                                                               ----------------

              CONSUMER DURABLES - 6.82%
     202,000  Illinois Tool Works, Inc.  . . . . . . . . . . .       14,241,000
     167,000  Johnson Controls, Inc. . . . . . . . . . . . . .        9,915,625
                                                               ----------------
                                                                     24,156,625
                                                               ----------------

              CONSUMER NON-DURABLES - 11.67%
     200,200  Cintas Corp. . . . . . . . . . . . . . . . . . .        9,534,525
     124,250  Lancaster Colony Corp. . . . . . . . . . . . . .        4,799,156
     265,000  Mattel, Inc. . . . . . . . . . . . . . . . . . .       10,152,813
     170,100  Newell Co. . . . . . . . . . . . . . . . . . . .        8,217,956
     105,000  Procter & Gamble Co. . . . . . . . . . . . . . .        8,629,687
                                                               ----------------
                                                                     41,334,137
                                                               ----------------

              ELECTRICAL - 3.62%
     150,800  General Electric Co. . . . . . . . . . . . . . .       12,836,850
                                                               ----------------

              ENERGY - 1.59%
      96,000  Smith International, Inc.* . . . . . . . . . . .        5,640,000
                                                               ----------------

              FINANCE - 18.30%
     100,000  AFLAC, Inc.  . . . . . . . . . . . . . . . . . .        6,500,000
      83,975  American International Group, Inc. . . . . . . .       11,047,961
     133,000  Associates First Capital Corp., Class A  . . . .        9,941,750
     216,600  Federal Home Loan Mortgage Corp. . . . . . . . .       10,031,287
     108,000  First Data Corp. . . . . . . . . . . . . . . . .        3,658,500
     205,287  MBNA Corp. . . . . . . . . . . . . . . . . . . .        6,954,097
     221,200  Norwest Corp.  . . . . . . . . . . . . . . . . .        8,778,875
     226,000  Schwab (Charles) Corp. . . . . . . . . . . . . .        7,910,000
                                                               ----------------
                                                                     64,822,470
                                                               ----------------

              FOOD AND BEVERAGE - 4.81%
     163,500  Richfood Holdings, Inc., Class A . . . . . . . .        4,486,031
     528,000  Sysco Corp.  . . . . . . . . . . . . . . . . . .       12,573,000
                                                               ----------------
                                                                     17,059,031
                                                               ----------------

              HEALTH CARE SERVICES - 12.45%
     114,000  Cardinal Health, Inc.  . . . . . . . . . . . . .       10,972,500
     369,375  Health Management
              Associates, Inc., Class A* . . . . . . . . . . .       11,635,313

                                                                         Market
Shares                                                                    Value
------                                                                    -----
              HEALTH CARE SERVICES (CONTINUED)
     264,000  Omnicare, Inc. . . . . . . . . . . . . . . . . . $      9,042,000
     109,600  Pfizer, Inc. . . . . . . . . . . . . . . . . . .       12,473,850
                                                               ----------------
                                                                     44,123,663
                                                               ----------------

              PHARMACEUTICALS - 2.74%
      80,700  Merck & Co., Inc.  . . . . . . . . . . . . . . .        9,724,350
                                                               ----------------

              RETAIL - 3.77%
     102,000  Kohl's Corp.*  . . . . . . . . . . . . . . . . .        4,213,875
     265,000  Walgreen Co. . . . . . . . . . . . . . . . . . .        9,142,500
                                                               ----------------
                                                                     13,356,375
                                                               ----------------

              TECHNOLOGY - 16.72%
     139,600  Cisco Systems, Inc.* . . . . . . . . . . . . . .       10,225,700
     135,000  Computer Associates International, Inc.  . . . .        7,905,938
     127,200  Computer Sciences Corp.* . . . . . . . . . . . .        6,709,800
     279,300  EMC Corp.* . . . . . . . . . . . . . . . . . . .       12,882,713
     177,000  HBO & Co.. . . . . . . . . . . . . . . . . . . .       10,586,812
      64,800  Microsoft Corp.* . . . . . . . . . . . . . . . .        5,840,100
     124,000  Sun Microsystems, Inc.*  . . . . . . . . . . . .        5,107,250
                                                               ----------------
                                                                     59,258,313
                                                               ----------------

              TELECOMMUNICATIONS - 3.38%
     169,000  Tellabs, Inc.* . . . . . . . . . . . . . . . . .       11,977,875
                                                               ----------------

              TOTAL COMMON STOCKS. . . . . . . . . . . . . . .      345,769,064
              (Cost $229,357,104)                              ----------------

Par Value
---------

REPURCHASE AGREEMENT - 2.49%
$  8,823,000  First Chicago,
              5.400%, dated 04/30/98 to be repurchased
              on 05/01/98 at $8,824,323
              (Collateralized by U.S. Treasury Note
              6.250%, due 05/31/00;
              Total Par $8,675,000). . . . . . . . . . . . . .        8,823,000
                                                               ----------------

              TOTAL REPURCHASE AGREEMENT . . . . . . . . . . .        8,823,000
              (Cost $8,823,000)                                ----------------

TOTAL INVESTMENTS - 100.07%. . . . . . . . . . . . . . . . . .      354,592,064
                                                               ----------------
(Cost $238,180,104)**
LIABILITIES NET OF CASH AND OTHER ASSETS - (0.07%) . . . . . .         (259,419)
                                                               ----------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $    354,332,645
                                                               ----------------
                                                               ----------------

--------------------

*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $238,180,104.

          Gross unrealized appreciation       $  119,070,438
          Gross unrealized (depreciation)         (2,658,478)
                                              --------------
          Net unrealized appreciation         $  116,411,960
                                              --------------
                                              --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST TALON FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
COMMON STOCKS - 78.77%
              CONSUMER CYCLICAL - 3.54%
      60,000  Circus Circus Enterprises, Inc.* . . . . . . . . $      1,083,750
                                                               ----------------

              CONSUMER STAPLE - 2.44%
      20,000  Philip Morris Cos., Inc. . . . . . . . . . . . .          746,250
                                                               ----------------

              ELECTRICAL - 2.33%
      30,000  Berg Electronics Corp.*. . . . . . . . . . . . .          714,375
                                                               ----------------

              FINANCE - 18.36%
     125,000  Capital Trust, Class A*. . . . . . . . . . . . .        1,406,250
     160,000  Danielson Holdings Corp.*. . . . . . . . . . . .        1,240,000
      48,125  St. Paul Bancorp, Inc. . . . . . . . . . . . . .        1,203,125
      30,000  TIG Holdings, Inc. . . . . . . . . . . . . . . .          721,875
      25,000  Travelers Property Casualty, Class A . . . . . .        1,050,000
                                                               ----------------
                                                                      5,621,250
                                                               ----------------

              HEALTHCARE SERVICES - 5.91%
      55,000  Columbia HCA Healthcare Corp.. . . . . . . . . .        1,811,563
                                                               ----------------

              LODGING - 3.13%
      30,000  Hilton Hotels Corp.  . . . . . . . . . . . . . .          958,125
                                                               ----------------

              PHARMACEUTICALS - 13.51%
      60,000  Mylan Laboratories, Inc. . . . . . . . . . . . .        1,627,500
      65,000  North American Vaccine, Inc.*  . . . . . . . . .        1,056,250
      67,544  Vitalink Pharmacy Services, Inc.*. . . . . . . .        1,452,196
                                                               ----------------
                                                                      4,135,946
                                                               ----------------

              PRINTING AND PUBLISHING - 4.60%
      32,000  R.R. Donnelley & Sons Co.  . . . . . . . . . . .        1,410,000
                                                               ----------------

              REAL ESTATE - 2.88%
      31,000  Equity Office Properties Trust, REIT . . . . . .          881,562
                                                               ----------------

              RESTAURANTS - 6.70%
      28,000  Starbucks Corp.* . . . . . . . . . . . . . . . .        1,347,500
     122,500  Unique Casual Restaurants* . . . . . . . . . . .          704,375
                                                               ----------------
                                                                      2,051,875
                                                               ----------------

              TECHNOLOGY - 12.54%
      62,000  Cerner Corp.*  . . . . . . . . . . . . . . . . .        1,848,375
      40,000  Compaq Computer Corp.. . . . . . . . . . . . . .        1,122,500
     115,000  Robotic Vision Systems, Inc.*. . . . . . . . . .          869,687
                                                               ----------------
                                                                      3,840,562
                                                               ----------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
              TELECOMMUNICATIONS - 2.83%
     125,000  Data Broadcasting Corp.* . . . . . . . . . . . . $        867,188
                                                               ----------------

              TOTAL COMMON STOCKS. . . . . . . . . . . . . . .       24,122,446
              (Cost $19,840,801)                               ----------------

Par Value
---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.70%
              FEDERAL HOME LOAN BANK - 3.22%
$  1,000,000  5.317%, 08/03/98 . . . . . . . . . . . . . . . .          985,970
                                                               ----------------

              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 3.24%
   1,000,000  5.217%, 06/11/98 . . . . . . . . . . . . . . . .          993,850
                                                               ----------------

              U.S. TREASURY BILLS (A) - 12.97%
   1,500,000  4.680%, 05/14/98 . . . . . . . . . . . . . . . .        1,497,270
   1,000,000  4.827%, 05/28/98 . . . . . . . . . . . . . . . .          996,246
   1,000,000  4.783%, 07/23/98 . . . . . . . . . . . . . . . .          988,840
     500,000  5.012%, 10/15/98 . . . . . . . . . . . . . . . .          488,305
                                                               ----------------
                                                                      3,970,661
                                                               ----------------

              U.S. TREASURY NOTE - 3.27%
   1,000,000  5.250%, 07/31/98 . . . . . . . . . . . . . . . .        1,000,450
                                                               ----------------

              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS . . . . . . . . . . . . .        6,950,931
              (Cost $6,949,249)                                ----------------

Shares
------

INVESTMENT COMPANY - 3.17%
     970,973  Bankers Trust Institutional
              Cash Management Fund . . . . . . . . . . . . . .          970,973
                                                               ----------------

              TOTAL INVESTMENT COMPANY . . . . . . . . . . . .          970,973
              (Cost $970,973)                                  ----------------

TOTAL INVESTMENTS - 104.64%. . . . . . . . . . . . . . . . . .       32,044,350
(Cost $27,761,023)**                                           ----------------

LIABILITIES NET OF CASH AND OTHER ASSETS - (4.64%) . . . . . .       (1,421,301)
                                                               ----------------

NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $     30,623,049
                                                               ----------------
                                                               ----------------

--------------------

*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $27,761,025.

          Gross unrealized appreciation         $  5,319,977
          Gross unrealized (depreciation)         (1,036,650)
                                                ------------
          Net unrealized appreciation           $  4,283,327
                                                ------------
                                                ------------

(A)       Annualized yield at time of purchase
REIT      Real Estate Investment Trust


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
COMMON STOCKS - 59.56%
              BUSINESS SERVICES - 2.27%
      90,000  Paychex, Inc.  . . . . . . . . . . . . . . . . . $      4,888,125
                                                               ----------------

              CAPITAL GOODS - 3.51%
      90,000  AlliedSignal Corp. . . . . . . . . . . . . . . .        3,943,125
      75,000  Pitney Bowes, Inc. . . . . . . . . . . . . . . .        3,600,000
                                                               ----------------
                                                                      7,543,125
                                                               ----------------

              CHEMICALS - 1.05%
      45,000  Praxair, Inc.  . . . . . . . . . . . . . . . . .        2,264,062
                                                               ----------------

              CONSUMER DURABLES - 3.51%
      65,000  Illinois Tool Works, Inc.  . . . . . . . . . . .        4,582,500
      50,000  Johnson Controls, Inc. . . . . . . . . . . . . .        2,968,750
                                                               ----------------
                                                                      7,551,250
                                                               ----------------

              CONSUMER NON-DURABLES - 7.36%
      85,000  Cintas Corp. . . . . . . . . . . . . . . . . . .        4,048,125
      75,000  Lancaster Colony Corp. . . . . . . . . . . . . .        2,896,875
      60,000  Mattel, Inc. . . . . . . . . . . . . . . . . . .        2,298,750
      75,000  Newell Co. . . . . . . . . . . . . . . . . . . .        3,623,437
      36,000  Procter & Gamble Co. . . . . . . . . . . . . . .        2,958,750
                                                               ----------------
                                                                     15,825,937
                                                               ----------------

              ELECTRICAL - 2.18%
      55,000  General Electric Co. . . . . . . . . . . . . . .        4,681,875
                                                               ----------------

              ENERGY - 1.09%
      40,000  Smith International, Inc.* . . . . . . . . . . .        2,350,000
                                                               ----------------

              FINANCE - 12.18%
      40,000  AFLAC, Inc.  . . . . . . . . . . . . . . . . . .        2,600,000
      35,000  American International Group, Inc. . . . . . . .        4,604,687
      30,000  Associates First Capital Corp., Class A  . . . .        2,242,500
      90,000  Federal Home Loan Mortgage Corp. . . . . . . . .        4,168,125
      50,000  First Data Corp. . . . . . . . . . . . . . . . .        1,693,750
     110,000  MBNA Corp. . . . . . . . . . . . . . . . . . . .        3,726,250
     110,000  Norwest Corp.  . . . . . . . . . . . . . . . . .        4,365,625
      80,000  Schwab (Charles) Corp. . . . . . . . . . . . . .        2,800,000
                                                               ----------------
                                                                     26,200,937
                                                               ----------------

              FOOD AND BEVERAGE - 2.35%
      45,000  Richfood Holdings, Inc., Class A . . . . . . . .        1,234,687
     160,000  Sysco Corp.  . . . . . . . . . . . . . . . . . .        3,810,000
                                                               ----------------
                                                                      5,044,687
                                                               ----------------

              HEALTH CARE SERVICES - 7.33%
      35,000  Cardinal Health, Inc.  . . . . . . . . . . . . .        3,368,750
     140,000  Health Management
              Associates, Inc., Class A* . . . . . . . . . . .        4,410,000

                                                                         Market
Shares                                                                    Value
------                                                                    -----
              HEALTH CARE SERVICES (CONTINUED)
     100,000  Omnicare, Inc. . . . . . . . . . . . . . . . . . $      3,425,000
      40,000  Pfizer, Inc. . . . . . . . . . . . . . . . . . .        4,552,500
                                                               ----------------
                                                                     15,756,250
                                                               ----------------

              PHARMACEUTICALS - 1.68%
      30,000  Merck & Co., Inc.  . . . . . . . . . . . . . . .        3,615,000
                                                               ----------------

              RETAIL - 2.57%
      50,000  Kohl's Corp.*  . . . . . . . . . . . . . . . . .        2,065,625
     100,000  Walgreen Co. . . . . . . . . . . . . . . . . . .        3,450,000
                                                               ----------------
                                                                      5,515,625
                                                               ----------------

              TECHNOLOGY - 10.34%
      60,000  Cisco Systems, Inc.* . . . . . . . . . . . . . .        4,395,000
      35,000  Computer Associates International, Inc.  . . . .        2,049,687
      50,000  Computer Sciences Corp.* . . . . . . . . . . . .        2,637,500
      85,000  EMC Corp.* . . . . . . . . . . . . . . . . . . .        3,920,625
      55,000  HBO & Co.. . . . . . . . . . . . . . . . . . . .        3,289,687
      50,000  Microsoft Corp.* . . . . . . . . . . . . . . . .        4,506,250
      35,000  Sun Microsystems, Inc.*  . . . . . . . . . . . .        1,441,562
                                                               ----------------
                                                                     22,240,311
                                                               ----------------

              TELECOMMUNICATIONS - 2.14%
      65,000  Tellabs, Inc.* . . . . . . . . . . . . . . . . .        4,606,875
                                                               ----------------

              TOTAL COMMON STOCKS. . . . . . . . . . . . . . .      128,084,059
              (Cost $80,206,668)                               ----------------

Par Value
---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.10%
              U.S. TREASURY NOTES - 7.37%
$  1,500,000  9.000%, 05/15/98 . . . . . . . . . . . . . . . .        1,502,580
   2,000,000  5.500%, 02/28/99 . . . . . . . . . . . . . . . .        2,000,300
   2,000,000  7.125%, 02/29/00 . . . . . . . . . . . . . . . .        2,053,100
   2,000,000  7.875%, 08/15/01 . . . . . . . . . . . . . . . .        2,132,200
   2,000,000  6.375%, 08/15/02 . . . . . . . . . . . . . . . .        2,052,800
   2,000,000  5.750%, 08/15/03 . . . . . . . . . . . . . . . .        2,007,920
   2,000,000  5.875%, 02/15/04 . . . . . . . . . . . . . . . .        2,018,780
   2,000,000  6.500%, 08/15/05 . . . . . . . . . . . . . . . .        2,088,060
                                                               ----------------
                                                                     15,855,740
                                                               ----------------

              U.S. TREASURY BONDS - 1.51%
   1,500,000  7.125%, 02/15/23 . . . . . . . . . . . . . . . .        1,707,600
   1,500,000  6.250%, 08/15/23 . . . . . . . . . . . . . . . .        1,542,345
                                                               ----------------
                                                                      3,249,945
                                                               ----------------

              FEDERAL HOME LOAN
              MORTGAGE CORPORATION - 2.49%
     350,717  5.500%, 08/15/04 . . . . . . . . . . . . . . . .          350,082
   1,000,000  5.850%, 02/21/06 . . . . . . . . . . . . . . . .          988,810


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              FEDERAL HOME LOAN
              MORTGAGE CORPORATION (CONTINUED)
$  1,000,000  6.500%, 09/15/07 . . . . . . . . . . . . . . . . $      1,016,750
     495,164  7.500%, 04/01/08 . . . . . . . . . . . . . . . .          510,019
     954,908  6.500%, 06/01/09 . . . . . . . . . . . . . . . .          960,275
     544,580  7.000%, 07/01/13 . . . . . . . . . . . . . . . .          551,556
     198,726  7.000%, 11/15/13, IO . . . . . . . . . . . . . .              976
   1,000,000  6.000%, 12/15/23 . . . . . . . . . . . . . . . .          970,490
                                                               ----------------
                                                                      5,348,958
                                                               ----------------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 2.99%
   2,000,000  5.625%, 03/15/01 . . . . . . . . . . . . . . . .        1,992,760
     746,989  6.900%, 12/25/03, CMO. . . . . . . . . . . . . .          756,379
   1,403,207  7.000%, 01/01/13 . . . . . . . . . . . . . . . .        1,429,518
     990,089  7.000%, 03/01/13 . . . . . . . . . . . . . . . .        1,008,653
     773,371  7.000%, 07/25/17, CMO, IO. . . . . . . . . . . .           56,181
     443,830  9.000%, 05/01/25 . . . . . . . . . . . . . . . .          469,625
     718,184  6.500%, 02/01/28 . . . . . . . . . . . . . . . .          711,226
                                                               ----------------
                                                                      6,424,342
                                                               ----------------

              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 3.74%
     429,655  7.000%, 06/15/08 . . . . . . . . . . . . . . . .          439,859
     573,582  8.000%, 03/15/17 . . . . . . . . . . . . . . . .          595,625
     806,042  8.000%, 06/15/17 . . . . . . . . . . . . . . . .          837,018
   1,568,161  7.000%, 09/15/23 . . . . . . . . . . . . . . . .        1,587,763
     734,497  7.000%, 10/15/23 . . . . . . . . . . . . . . . .          743,679
   1,004,766  7.000%, 10/15/23 . . . . . . . . . . . . . . . .        1,017,325
   1,387,579  6.500%, 03/15/26 . . . . . . . . . . . . . . . .        1,375,868
     474,370  7.500%, 06/15/27 . . . . . . . . . . . . . . . .          487,709
     961,802  6.500%, 08/15/27 . . . . . . . . . . . . . . . .          954,887
                                                               ----------------
                                                                      8,039,733
                                                               ----------------

              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS . . . . . . . . . . . . .       38,918,718
              (Cost $38,280,783)                               ----------------


CORPORATE NOTES AND BONDS - 15.87%
              CABLE TELEVISION - 0.38%
     700,000  Continental Cablevision, Debenture
              9.500%, 08/01/13 . . . . . . . . . . . . . . . .          815,500
                                                               ----------------
              ENERGY - 1.30%
   1,700,000  Ashland, Inc.
              6.625%, 02/15/08 (A) . . . . . . . . . . . . . .        1,696,000
     375,000  Petroliam Nasional Berhad
              7.125%, 10/18/06 (A) . . . . . . . . . . . . . .          351,094
     750,000  Williams Co., Inc.
              5.950%, 02/15/00 (A) . . . . . . . . . . . . . .          739,688
                                                               ----------------
                                                                      2,786,782
                                                               ----------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              FINANCE - 8.79%
$  1,000,000  Advanta Corp., MTN
              7.000%, 05/01/01 . . . . . . . . . . . . . . . . $        923,750
     650,000  Associates Corp. NA
              6.375%, 08/15/98 . . . . . . . . . . . . . . . .          650,767
     750,000  Chelsea GCA Realty Partnership, REIT
              7.250%, 10/21/07 . . . . . . . . . . . . . . . .          765,000
   1,000,000  Continental Corp. Notes
              7.250%, 03/01/03 . . . . . . . . . . . . . . . .        1,027,500
     750,000  DR Investment Corp.
              7.450%, 05/15/07 (A) . . . . . . . . . . . . . .          796,875
   1,250,000  Goldman Sachs Group LP
              6.250%, 02/01/03 (A) . . . . . . . . . . . . . .        1,246,875
   1,000,000  HSBC America Capital II
              8.380%, 05/15/27 (A) . . . . . . . . . . . . . .        1,048,750
   1,500,000  Heller Financial, Inc.
              5.625%, 03/15/00 . . . . . . . . . . . . . . . .        1,486,875
   1,000,000  International Bank for Reconstruction &
              Development Notes
              9.770%, 05/27/98 . . . . . . . . . . . . . . . .        1,002,500
   1,000,000  John Deere Capital Corp., Debenture
              8.625%, 08/01/19 . . . . . . . . . . . . . . . .        1,092,500
   1,000,000  Leucadia National Corp.
              Senior Subordinated Notes
              8.250%, 06/15/05 . . . . . . . . . . . . . . . .        1,063,750
     500,000  Leucadia National Corp.
              Senior Subordinated Notes
              7.875%, 10/15/06 . . . . . . . . . . . . . . . .          521,875
   1,500,000  Merrill Lynch & Co., Inc.
              7.000%, 04/27/08 . . . . . . . . . . . . . . . .        1,571,250
   1,500,000  Metropolitan Life Insurance Co.
              6.300%, 11/01/03 (A) . . . . . . . . . . . . . .        1,494,375
     600,000  Olympic Financial Ltd.
              11.500%, 03/15/07. . . . . . . . . . . . . . . .          597,000
   1,000,000  Pacific Mutual Life Insurance Co.
              7.900%, 12/30/23 (A) . . . . . . . . . . . . . .        1,090,000
   1,000,000  Prudential Insurance Co. of America
              8.300%, 07/01/25 (A) . . . . . . . . . . . . . .        1,117,500
     375,000  SB Treasury Co., LLC
              9.400%, 12/29/49 (A) . . . . . . . . . . . . . .          386,719
   1,000,000  Wells Fargo Capital
              7.730%, 12/01/26 (A) . . . . . . . . . . . . . .        1,026,250
                                                               ----------------
                                                                     18,910,111
                                                               ----------------

              FOOD AND BEVERAGE - 0.47%
   1,000,000  Nabisco, Inc.
              6.700%, 06/15/02 . . . . . . . . . . . . . . . .        1,013,750
                                                               ----------------

              HEALTHCARE SERVICES - 0.42%
   1,100,000  Hospital Corp. of America
              Debenture
              8.123%, 06/01/00 (B) . . . . . . . . . . . . . .          911,625
                                                               ----------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              PRINTING AND PUBLISHING - 0.90%
$  1,000,000  News America Holdings
              7.750%, 02/01/24 . . . . . . . . . . . . . . . . $      1,055,000
     782,000  Time Warner, Inc., Series M
              10.250%, 07/01/16. . . . . . . . . . . . . . . .          876,818
                                                               ----------------
                                                                      1,931,818
                                                               ----------------

              RETAIL - 0.47%
   1,000,000  K-mart Corp., Debenture
              7.950%, 02/01/23 . . . . . . . . . . . . . . . .        1,005,000
                                                               ----------------

              TRANSPORTATION - 0.21%
     413,123  Delta Air Lines, Inc.
              Equipment Trust, Series 1992A
              8.540%, 01/02/07 . . . . . . . . . . . . . . . .          445,380
                                                               ----------------

              UTILITIES - 2.93%
   1,000,000  CalEnergy Co., Inc.
              7.630%, 10/15/07 . . . . . . . . . . . . . . . .        1,002,500
   1,000,000  Commonwealth Edison Co., First Mortgage
              7.750%, 07/15/23 . . . . . . . . . . . . . . . .        1,027,500
   1,000,000  Gulf States Utilities, First Mortgage, Series A
              8.250%, 04/01/04 . . . . . . . . . . . . . . . .        1,077,500
   1,000,000  Long Island Lighting Co., Debenture
              9.000%, 11/01/22 . . . . . . . . . . . . . . . .        1,137,500
   1,000,000  Niagra Mohawk Power, First Mortgage
              8.000%, 06/01/04 . . . . . . . . . . . . . . . .        1,067,500
   1,000,000  Philadelphia Electric Co., First Mortgage
              5.625%, 11/01/01 . . . . . . . . . . . . . . . .          986,250
                                                               ----------------
                                                                      6,298,750
                                                               ----------------

              TOTAL CORPORATE NOTES AND BONDS. . . . . . . . .       34,118,716
              (Cost $33,224,995)                               ----------------


                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
YANKEE BONDS - 1.80%
$  1,750,000  Chilgener S.A. Yankee (Chile)
              6.500%, 01/15/06 . . . . . . . . . . . . . . . . $      1,655,938
     943,503  Province of Mendoza
              Collateral Oil Royalty Note
              10.000%, 07/25/02 (A). . . . . . . . . . . . . .          974,534
   1,250,000  Skandinaviska Enskilda, Subordinated Notes
              6.625%, 03/29/49 (A) . . . . . . . . . . . . . .        1,250,000
                                                               ----------------


              TOTAL YANKEE BONDS . . . . . . . . . . . . . . .        3,880,472
              (Cost $3,918,272)                                ----------------

GOVERNMENT TRUST CERTIFICATES - 0.38%
      51,490  Greece Trust, Class G-2
              8.000%, 05/15/98 . . . . . . . . . . . . . . . .           51,490
     745,803  Israel Collateral Trust, Class 1-C
              9.250%, 11/15/01 . . . . . . . . . . . . . . . .          770,042
                                                               ----------------

              TOTAL GOVERNMENT TRUST CERTIFICATES. . . . . . .          821,532
              (Cost $867,920)                                  ----------------


ASSET-BACKED SECURITIES - 2.56%
   1,000,000  BA Mortgage Securities, CMO
              7.350%, 07/25/26 . . . . . . . . . . . . . . . .        1,004,688
   1,400,000  Chemical Master Credit Card Trust I, Class A
              5.550%, 09/15/03 . . . . . . . . . . . . . . . .        1,388,002
   1,000,000  Citibank Credit Card Master Trust I, Class A
              6.839%, 02/10/04 . . . . . . . . . . . . . . . .        1,017,840
   1,500,000  Countrywide Home Loans, CMO
              6.750%, 04/25/28 . . . . . . . . . . . . . . . .        1,458,750
     600,000  Midland Realty Acceptance Corp., CMO
              7.475%, 08/25/28 . . . . . . . . . . . . . . . .          630,188
                                                               ----------------

              TOTAL ASSET-BACKED SECURITIES. . . . . . . . . .        5,499,468
              (Cost $5,459,599)                                ----------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
REPURCHASE AGREEMENTS - 1.26%
$  2,446,000  First Chicago,
              5.400%, dated 04/30/98 to be repurchased
              on 05/01/98 at $2,446,367
              (Collateralized by U.S. Treasury Note
              6.250%, due 05/31/00;
              Total Par $2,405,000). . . . . . . . . . . . . . $      2,446,000
     257,000  First Chicago,
              5.400%, dated 04/30/98 to be repurchased
              on 05/01/98 at $257,039
              (Collateralized by U.S. Treasury Note
              6.875%, due 08/31/99;
              Total Par $260,000). . . . . . . . . . . . . . .          257,000
                                                               ----------------

              TOTAL REPURCHASE AGREEMENTS. . . . . . . . . . .        2,703,000
              (Cost $2,703,000)                                ----------------


TOTAL INVESTMENTS - 99.53% . . . . . . . . . . . . . . . . . .      214,025,965
(Cost $164,661,237)**                                          ----------------

NET OTHER ASSETS AND LIABILITIES - 0.47% . . . . . . . . . . .        1,006,936
                                                               ----------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . .   $  215,032,901
                                                               ----------------
                                                               ----------------

--------------------

*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $164,661,237.

          Gross unrealized appreciation       $   50,441,633
          Gross unrealized (depreciation)         (1,076,905)
                                              --------------
          Net unrealized appreciation         $   49,364,728
                                              --------------
                                              --------------


(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 1998, these securities amounted to $13,218,660 or 6.15% of net assets.
(B)       Annualized yield at time of purchase
CMO       Collateralized Mortgage Obligation
IO        Interest Only
MTN       Medium Term Note
REIT      Real Estate Investment Trust

PORTFOLIO COMPOSITION (Moody's Ratings)
Common Stock                                        60%
Repurchase Agreement                                 1%
U.S. Government Obligations                         10%
U.S. Government Agency Obligations                   9%
Rated Corporate Notes and Bonds:
Aaa                                                  3%
AA                                                   1%
A                                                    5%
Baa                                                  6%
Ba                                                   4%
B                                                    1%
                                                  -----
                                                   100%
                                                  -----
                                                  -----


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
MONTAG & CALDWELL BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
COMMON STOCKS - 61.18%
              BUSINESS SERVICES - 1.41%
      44,800  Manpower, Inc. . . . . . . . . . . . . . . . . . $      1,974,000
                                                               ----------------

              CONSUMER NON-DURABLES - 9.13%
      34,500  Gillette Co. . . . . . . . . . . . . . . . . . .        3,982,594
      29,400  Interpublic Group Of Companies, Inc. . . . . . .        1,877,925
      80,000  Mattel, Inc. . . . . . . . . . . . . . . . . . .        3,065,000
      46,500  Procter & Gamble Co. . . . . . . . . . . . . . .        3,821,719
                                                               ----------------
                                                                     12,747,238
                                                               ----------------

              ELECTRICAL - 1.98%
      32,500  General Electric Co. . . . . . . . . . . . . . .        2,766,563
                                                               ----------------

              ENERGY - 3.77%
      42,000  Baker Hughes, Inc. . . . . . . . . . . . . . . .        1,701,000
      43,000  Schlumberger, Ltd. . . . . . . . . . . . . . . .        3,563,625
                                                               ----------------
                                                                      5,264,625
                                                               ----------------

              ENTERTAINMENT AND LEISURE - 2.76%
      31,000  Walt Disney Co . . . . . . . . . . . . . . . . .        3,853,688
                                                               ----------------

              FINANCE - 4.05%
      27,000  American Express Co. . . . . . . . . . . . . . .        2,754,000
      22,000  American International Group, Inc. . . . . . . .        2,894,375
                                                               ----------------
                                                                      5,648,375
                                                               ----------------

              FOOD AND BEVERAGE - 2.82%
      52,000  Coca-Cola Co.. . . . . . . . . . . . . . . . . .        3,945,500
                                                               ----------------

              HEALTH CARE SERVICES - 7.82%
      60,000  Eli Lilly & Co.  . . . . . . . . . . . . . . . .        4,173,750
      53,000  Johnson & Johnson. . . . . . . . . . . . . . . .        3,782,875
      26,100  Pfizer, Inc. . . . . . . . . . . . . . . . . . .        2,970,506
                                                               ----------------
                                                                     10,927,131
                                                               ----------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
              LODGING - 1.51%
      32,400  Marriott International, Inc. . . . . . . . . . . $      1,069,200
      32,400  Marriott International, Inc., Class A. . . . . .        1,036,800
                                                               ----------------
                                                                      2,106,000
                                                               ----------------

              MEDICAL SUPPLIES - 2.19%
      58,000  Medtronic, Inc.  . . . . . . . . . . . . . . . .        3,052,250
                                                               ----------------

              PHARMACEUTICALS - 4.66%
      36,500  Bristol-Myers Squibb Co. . . . . . . . . . . . .        3,864,437
      22,000  Merck & Co., Inc.  . . . . . . . . . . . . . . .        2,651,000
                                                               ----------------
                                                                      6,515,437
                                                               ----------------


              RESTAURANTS - 3.85%
      38,700  Cracker Barrell Old Country Store, Inc.  . . . .        1,422,225
      64,000  McDonald's Corp. . . . . . . . . . . . . . . . .        3,960,000
                                                               ----------------
                                                                      5,382,225
                                                               ----------------

              RETAIL - 3.98%
      54,000  Gap, Inc.  . . . . . . . . . . . . . . . . . . .        2,777,625
      40,000  Home Depot, Inc. . . . . . . . . . . . . . . . .        2,785,000
                                                               ----------------
                                                                      5,562,625
                                                               ----------------

              TECHNOLOGY - 9.38%
      43,500  Boston Scientific Corp.* . . . . . . . . . . . .        3,145,593
      36,200  Cisco Systems, Inc.* . . . . . . . . . . . . . .        2,651,650
      39,000  Electronic Arts, Inc.* . . . . . . . . . . . . .        1,803,750
      11,500  Intel Corp . . . . . . . . . . . . . . . . . . .          929,344
      28,100  Microsoft Corp.* . . . . . . . . . . . . . . . .        2,532,513
      46,000  Solectron Corp.* . . . . . . . . . . . . . . . .        2,038,375
                                                               ----------------
                                                                     13,101,225
                                                               ----------------

              TELECOMMUNICATIONS - 1.87%
      50,700  Ericsson (LM) Telefonaktiebolaget, ADR
              Class B, Series 10 . . . . . . . . . . . . . . .        2,607,881
                                                               ----------------

              TOTAL COMMON STOCKS. . . . . . . . . . . . . . .       85,454,763
              (Cost $63,527,739)                               ----------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
MONTAG & CALDWELL BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.66%

              U.S. TREASURY NOTES - 15.12%
$  3,000,000  6.250%, 08/31/00 . . . . . . . . . . . . . . . . $      3,041,760
   3,000,000  6.250%, 04/30/01 . . . . . . . . . . . . . . . .        3,051,450
   3,500,000  6.625%, 04/30/02 . . . . . . . . . . . . . . . .        3,618,020
   3,000,000  5.750%, 08/15/03 . . . . . . . . . . . . . . . .        3,011,880
   1,000,000  7.875%, 11/15/04 . . . . . . . . . . . . . . . .        1,115,560
   3,500,000  6.500%, 10/15/06 . . . . . . . . . . . . . . . .        3,668,875
   3,500,000  6.250%, 02/15/07 . . . . . . . . . . . . . . . .        3,619,000
                                                               ----------------
                                                                     21,126,545
                                                               ----------------

              U.S. TREASURY BONDS - 5.29%
   2,500,000  7.250%, 05/15/16 . . . . . . . . . . . . . . . .        2,841,425
   2,000,000  8.000%, 11/15/21 . . . . . . . . . . . . . . . .        2,486,020
   2,000,000  6.250%, 08/15/23 . . . . . . . . . . . . . . . .        2,056,460
                                                               ----------------
                                                                      7,383,905
                                                               ----------------

              FEDERAL LOAN HOME BANK - 0.36%
     500,000  6.940%, 02/12/04 . . . . . . . . . . . . . . . .          503,200
                                                               ----------------

              FEDERAL HOME LOAN
              MORTGAGE CORPORATION - 3.07%
     750,000  6.400%, 12/13/06, Debenture. . . . . . . . . . .          767,858
   1,750,000  6.700%, 01/05/07, Series B . . . . . . . . . . .        1,832,932
     600,000  7.500%, 03/15/07, CMO, Class J . . . . . . . . .          610,368
     175,000  6.000%, 04/15/08, CMO, Class K . . . . . . . . .          174,386
     500,000  6.500%, 07/15/20, CMO, Class F . . . . . . . . .          500,190
     400,000  6.500%, 11/15/20, CMO, Class H . . . . . . . . .          400,580
                                                               ----------------
                                                                      4,286,314
                                                               ----------------

              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 1.82%
     500,000  7.070%, 03/08/11, MTN. . . . . . . . . . . . . .          500,050
   2,000,000  7.250%, 01/17/21, CMO, REMIC . . . . . . . . . .        2,038,060
                                                               ----------------
                                                                      2,538,110
                                                               ----------------

              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 0.00% (A)
       3,659  8.500%, 06/15/01 . . . . . . . . . . . . . . . .            3,827
       2,379  9.000%, 09/15/08 . . . . . . . . . . . . . . . .            2,548
                                                               ----------------
                                                                          6,375
                                                               ----------------

              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS . . . . . . . . . . . . .       35,844,449
              (Cost $35,767,617)                               ----------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
CORPORATE NOTES AND BONDS - 10.35%
              CONSUMER NON-DURABLE - 1.45%
$  2,000,000  NIKE, Inc.
              6.375%, 12/01/03 . . . . . . . . . . . . . . . . $      2,025,000
                                                               ----------------

              FINANCE - 7.04%
   1,500,000  American Express Co., Senior Notes
              6.750%, 06/23/04 . . . . . . . . . . . . . . . .        1,543,125
      55,000  American General Finance Senior Notes
              7.200%, 07/08/99 . . . . . . . . . . . . . . . .           55,756
   2,500,000  Citicorp Subordinated Notes
              7.125%, 05/15/06 . . . . . . . . . . . . . . . .        2,609,375
     500,000  First National Bank Commerce
              Senior Notes, MTN
              6.500%, 01/14/00 . . . . . . . . . . . . . . . .          503,750
     750,000  General Motors Acceptance Corp.
              7.125%, 05/01/03 . . . . . . . . . . . . . . . .          775,313
   1,000,000  Household Finance Corp.
              7.250%, 05/15/06 . . . . . . . . . . . . . . . .        1,052,500
     500,000  Household Finance Corp.
              7.300%, 07/30/12 . . . . . . . . . . . . . . . .          516,875
     285,000  Salomon Inc., Senior Notes
              7.125%, 08/01/99 . . . . . . . . . . . . . . . .          289,343
     500,000  Salomon, Inc.
              7.300%, 05/15/02 . . . . . . . . . . . . . . . .          517,500
   2,000,000  Salomon Smith Barney
              6.250%, 01/15/05 . . . . . . . . . . . . . . . .        1,967,500
                                                               ----------------
                                                                      9,831,037
                                                               ----------------

              RETAIL - 1.86%
     500,000  Penney (J.C.) & Co., Debenture
              9.750%, 06/15/21 . . . . . . . . . . . . . . . .          556,875
   2,000,000  Sears Roebuck Acceptance Corp.
              6.700%, 11/15/06 . . . . . . . . . . . . . . . .        2,040,000
                                                               ----------------
                                                                      2,596,875
                                                               ----------------

              TOTAL CORPORATE NOTES AND BONDS. . . . . . . . .       14,452,912
              (Cost $14,355,292)                               ----------------

ASSET-BACKED SECURITIES - 0.83%
   1,150,000  Chase Auto Owner Trust
              Series 1997-B, Class A3
              6.350%, 02/15/01 . . . . . . . . . . . . . . . .        1,156,963
                                                               ----------------

              TOTAL ASSET-BACKED SECURITIES. . . . . . . . . .        1,156,963
              (Cost $1,150,469)                                ----------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
MONTAG & CALDWELL BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
INVESTMENT COMPANIES - 1.51%
   1,897,563  Bankers Trust Institutional
              Cash Management Fund . . . . . . . . . . . . . . $      1,897,563
     212,220  Bankers Trust Institutional
              Treasury Money Fund. . . . . . . . . . . . . . .          212,220
                                                               ----------------

              TOTAL INVESTMENT COMPANIES . . . . . . . . . . .        2,109,783
              (Cost $2,109,783)                                ----------------

TOTAL INVESTMENTS - 99.53% . . . . . . . . . . . . . . . . . .      139,018,870
(Cost $116,910,900)**                                          ----------------
NET OTHER ASSETS AND LIABILITIES - 0.47% . . . . . . . . . . .          651,636
                                                               ----------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $    139,670,506
                                                               ----------------
                                                               ----------------

--------------------

*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $116,910,900.

          Gross unrealized appreciation        $  22,531,686
          Gross unrealized (depreciation)           (423,716)
                                               -------------
          Net unrealized appreciation          $  22,107,970
                                               -------------
                                               -------------

(A)       Amount represents less than 0.1%
ADR       American Depositary Receipt
CMO       Collateralized Mortgage Obligation
MTN       Medium Term Note
REMIC     Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION (Moody's Ratings)
Common Stock                                             61%
U.S. Government Obligations                              21%
U.S. Government Agency Obligations                        5%
Investment Company                                        2%
Rated Corporate Notes and Bonds:
Aaa                                                       1%
A                                                        10%
                                                       -----
                                                        100%
                                                       -----
                                                       -----


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

ALLEGHANY FUNDS
CHICAGO TRUST BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 43.89%

              U.S. TREASURY NOTES - 17.31%
$  1,250,000  5.120%, 11/30/98 . . . . . . . . . . . . . . . . $      1,248,050
   2,500,000  5.500%, 02/28/99 . . . . . . . . . . . . . . . .        2,500,375
   2,500,000  7.120%, 02/29/00 . . . . . . . . . . . . . . . .        2,566,375
   2,500,000  7.875%, 08/15/01 . . . . . . . . . . . . . . . .        2,665,250
   3,000,000  6.250%, 10/31/01 . . . . . . . . . . . . . . . .        3,056,430
   2,000,000  7.500%, 05/15/02 . . . . . . . . . . . . . . . .        2,130,380
   4,500,000  6.370%, 08/15/02 . . . . . . . . . . . . . . . .        4,618,800
   2,500,000  5.750%, 08/15/03 . . . . . . . . . . . . . . . .        2,509,900
   3,000,000  7.250%, 05/15/04 . . . . . . . . . . . . . . . .        3,234,630
                                                               ----------------
                                                                     24,530,190
                                                               ----------------

              U.S. TREASURY BONDS - 3.82%
   2,500,000  7.125%, 02/15/23 . . . . . . . . . . . . . . . .        2,846,000
   2,500,000  6.250%, 08/15/23 . . . . . . . . . . . . . . . .        2,570,575
                                                               ----------------
                                                                      5,416,575
                                                               ----------------

              FEDERAL HOME LOAN
              MORTGAGE CORPORATION - 8.15%
   2,500,000  5.850%, 02/21/06, Debenture  . . . . . . . . . .        2,472,025
   1,000,000  6.500%, 09/15/07, CMO  . . . . . . . . . . . . .        1,016,750
     500,000  5.750%, 01/15/08, CMO. . . . . . . . . . . . . .          493,985
     495,164  7.500%, 04/01/08, Debenture. . . . . . . . . . .          510,019
   1,500,000  6.000%, 03/15/09, CMO  . . . . . . . . . . . . .        1,453,005
   1,273,211  6.500%, 06/01/09, CMO  . . . . . . . . . . . . .        1,280,366
   1,561,912  6.500%, 01/01/11 . . . . . . . . . . . . . . . .        1,570,690
   1,381,774  6.500%, 11/01/11 . . . . . . . . . . . . . . . .        1,389,539
   1,400,000  6.000%, 12/15/23, CMO  . . . . . . . . . . . . .        1,358,686
                                                               ----------------
                                                                     11,545,065
                                                               ----------------

              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 7.71%
   2,500,000  5.625%, 03/15/01 . . . . . . . . . . . . . . . .        2,490,950
     995,986  6.900%, 12/25/03, CMO  . . . . . . . . . . . . .        1,008,505
     375,604  7.000%, 07/01/08 . . . . . . . . . . . . . . . .          382,646
   1,337,042  7.000%, 05/01/12 . . . . . . . . . . . . . . . .        1,362,111
   2,338,679  7.000%, 01/01/13 . . . . . . . . . . . . . . . .        2,382,529
   1,485,134  7.000%, 03/01/13 . . . . . . . . . . . . . . . .        1,512,980
     710,128  9.000%, 05/01/25 . . . . . . . . . . . . . . . .          751,401
   1,047,739  6.500%, 02/01/26 . . . . . . . . . . . . . . . .        1,037,586
                                                               ----------------
                                                                     10,928,708
                                                               ----------------

              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 6.90%
     806,042  8.000%, 06/15/17 . . . . . . . . . . . . . . . .          837,018
   1,285,371  7.000%, 10/15/23 . . . . . . . . . . . . . . . .        1,301,438
   1,339,687  7.000%, 10/15/23 . . . . . . . . . . . . . . . .        1,356,433
   1,387,579  6.500%, 03/15/26 . . . . . . . . . . . . . . . .        1,375,868

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION (CONTINUED)
$  2,371,399  7.000%, 06/15/27 . . . . . . . . . . . . . . . . $      2,409,935
   1,224,660  7.000%, 08/20/27 . . . . . . . . . . . . . . . .        1,234,604
   1,281,914  6.500%, 09/20/27 . . . . . . . . . . . . . . . .        1,265,480
                                                               ----------------
                                                                      9,780,776
                                                               ----------------

              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS . . . . . . . . . . . . .       62,201,314
              (Cost $61,145,573)                               ----------------

CORPORATE NOTES AND BONDS - 38.01%

              CABLE TELEVISION - 1.23%
   1,500,000  Continental Cablevision, Debenture
              9.500%, 08/01/13 . . . . . . . . . . . . . . . .        1,747,500
                                                               ----------------

              ENERGY - 2.74%
   2,000,000  Ashland, Inc.
              6.625%, 02/15/08 (A) . . . . . . . . . . . . . .        1,995,294
     700,000  Petroliam Nasional Berhad
              7.125%, 10/18/06 (A) . . . . . . . . . . . . . .          655,375
   1,250,000  Williams Co., Inc.
              5.950%, 02/15/00 (A) . . . . . . . . . . . . . .        1,232,813
                                                               ----------------
                                                                      3,883,482
                                                               ----------------

              FINANCE - 20.20%
   1,250,000  Advanta Corp., MTN
              7.000%, 05/01/01 . . . . . . . . . . . . . . . .        1,154,688
   1,250,000  Associates Corp. NA
              6.375%, 08/15/98 . . . . . . . . . . . . . . . .        1,251,475
   1,250,000  Chelsea GCA Realty Partnership, REIT
              7.250%, 10/21/07 . . . . . . . . . . . . . . . .        1,275,000
   1,500,000  Continental Corp. Notes
              7.250%, 03/01/03 . . . . . . . . . . . . . . . .        1,541,250
   1,000,000  Goldman Sachs Group LP
              6.200%, 12/15/00 (A) . . . . . . . . . . . . . .        1,000,000
     500,000  Goldman Sachs Group LP
              6.250%, 02/01/03 (A) . . . . . . . . . . . . . .          498,750
   2,500,000  HSBC America Capital II
              8.380%, 05/15/27 (A) . . . . . . . . . . . . . .        2,621,875
   1,750,000  Heller Financial, Inc.
              5.625%, 03/15/00 . . . . . . . . . . . . . . . .        1,734,688
   1,275,000  John Deere Capital Corp., Debenture
              8.625%, 08/01/19 . . . . . . . . . . . . . . . .        1,392,938
   1,000,000  Leucadia National Corp.
              Senior Subordinated Notes
              8.250%, 06/15/05 . . . . . . . . . . . . . . . .        1,063,750
     750,000  Leucadia National Corp.
              Senior Subordinated Notes
              7.875%, 10/15/06 . . . . . . . . . . . . . . . .          782,813


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              FINANCE (CONTINUED)
$  3,500,000  Merrill Lynch & Co., Inc.
              7.000%, 04/27/08 . . . . . . . . . . . . . . . . $      3,666,250
   3,000,000  Metropolitan Life Insurance Co.
              6.300%, 11/01/03 (A) . . . . . . . . . . . . . .        2,988,750
   1,000,000  Olympic Financial Ltd.
              11.500%, 03/15/07. . . . . . . . . . . . . . . .          995,000
   1,520,000  Pacific Mutual Life Insurance Co.
              7.900%, 12/30/23 (A) . . . . . . . . . . . . . .        1,656,800
   2,000,000  Prudential Insurance Co. of America
              8.300%, 07/01/25 (A) . . . . . . . . . . . . . .        2,235,000
     700,000  SB Treasury Co., LLC
              9.400%, 12/29/49 (A) . . . . . . . . . . . . . .          721,875
   2,000,000  Wells Fargo Capital
              7.730%, 12/01/26 (A) . . . . . . . . . . . . . .        2,052,500
                                                               ----------------
                                                                     28,633,402
                                                               ----------------

              FOOD AND BEVERAGE - 2.16%
     500,000  Nabisco, Inc.
              6.700%, 06/15/02 . . . . . . . . . . . . . . . .          506,875
   2,500,000  Nabisco, Inc.
              6.850%, 06/15/05 . . . . . . . . . . . . . . . .        2,546,875
                                                               ----------------
                                                                      3,053,750
                                                               ----------------

              HEALTHCARE SERVICES - 0.91%
   1,300,000  Columbia Healthcare
              6.1250%12-15-2000. . . . . . . . . . . . . . . .        1,285,375
                                                               ----------------

              PRINTING AND PUBLISHING - 2.17%
   1,500,000  News America Holdings
              7.750%, 01/20/24 . . . . . . . . . . . . . . . .        1,582,500
   1,329,000  Time Warner, Inc., Series M
              10.250%, 07/01/16. . . . . . . . . . . . . . . .        1,490,141
                                                               ----------------
                                                                      3,072,641
                                                               ----------------

              RETAIL - 1.06%
   1,500,000  K-mart Corp., Debenture
              7.950%, 02/01/23 . . . . . . . . . . . . . . . .        1,507,500
                                                               ----------------

              TRANSPORTATION - 0.48%
     413,123  Delta Air Lines, Inc.
              Equipment Trust, Series 1992A
              8.540%, 01/02/07 . . . . . . . . . . . . . . . .          445,380
     203,489  Delta Air Lines, Inc.
              9.375%, 09/11/07 . . . . . . . . . . . . . . . .          226,891
                                                               ----------------
                                                                        672,271
                                                               ----------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              UTILITIES - 7.06%
$  1,825,000  Calenergy Co., Inc.
              7.630%, 10/15/07 . . . . . . . . . . . . . . . . $      1,829,563
   1,000,000  Commonwealth Edison Co., First Mortgage
              7.750%, 07/15/23 . . . . . . . . . . . . . . . .        1,027,500
   2,000,000  Gulf States Utilities, First Mortgage, Series A
              8.250%, 04/01/04 . . . . . . . . . . . . . . . .        2,155,000
   1,250,000  Long Island Lighting Co., Debenture
              9.000%, 11/01/22 . . . . . . . . . . . . . . . .        1,421,875
   1,500,000  Niagra Mohawk Power, First Mortgage
              8.000%, 06/01/04 . . . . . . . . . . . . . . . .        1,601,250
   2,000,000  Philadelphia Electric Co., First Mortgage
              5.625%, 11/01/01 . . . . . . . . . . . . . . . .        1,972,500
                                                               ----------------
                                                                     10,007,688
                                                               ----------------

              TOTAL CORPORATE NOTES AND BONDS. . . . . . . . .       53,863,609
              (Cost $52,332,878)                               ----------------

YANKEE BONDS - 5.01%
   3,000,000  Chilgener S.A. Yankee (Chile)
              6.500%, 01/15/06 . . . . . . . . . . . . . . . .        2,838,750
   1,699,505  Province of Mendoza
              Collateral Oil Royalty Note
              10.000%, 07/25/02 (A). . . . . . . . . . . . . .        1,755,402
   2,500,000  Skandinaviska Enskilda, Subordinated Notes
              6.625%, 03/29/49 (A) . . . . . . . . . . . . . .        2,500,000
                                                               ----------------
              TOTAL YANKEE BONDS . . . . . . . . . . . . . . .        7,094,152
              (Cost $7,144,224)                                ----------------


GOVERNMENT TRUST CERTIFICATE - 0.39%
     540,707  Israel Collateral Trust, Class 1-C
              9.250%, 11/15/01 . . . . . . . . . . . . . . . .          558,280
                                                               ----------------
              TOTAL GOVERNMENT TRUST CERTIFICATE . . . . . . .          558,280
              (Cost $591,660)                                  ----------------


ASSET-BACKED SECURITIES - 6.23%
   1,750,000  BA Mortgage Securities, CMO
              7.350%, 07/25/26 . . . . . . . . . . . . . . . .        1,758,202
   2,500,000  Chemical Master Credit Card Trust I, Class A
              5.550%, 09/15/03 . . . . . . . . . . . . . . . .        2,478,575
     750,000  Citibank Credit Card Master Trust I, Class A
              6.839%, 02/10/04 . . . . . . . . . . . . . . . .          763,380
   3,000,000  Countrywide Home Loans, CMO
              6.750%, 04/25/28 . . . . . . . . . . . . . . . .        2,917,500
     875,000  Midland Realty Acceptance Corp., CMO
              7.475%, 08/25/28 . . . . . . . . . . . . . . . .          919,023
                                                               ----------------
              TOTAL ASSET-BACKED SECURITIES. . . . . . . . . .        8,836,680
              (Cost $8,789,582)                                ----------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
REPURCHASE AGREEMENT - 5.48%
$  7,771,000  First Chicago,
              5.400%, dated 04/30/98 to be repurchased
              on 05/01/98 at $7,772,166
              (Collateralized by U.S. Treasury Note
              6.250%, due 05/31/00;
              Total Par $7,645,000). . . . . . . . . . . . . . $      7,771,000
                                                               ----------------
              TOTAL REPURCHASE AGREEMENT . . . . . . . . . . .        7,771,000
              (Cost $7,771,000)                                ----------------

TOTAL INVESTMENTS - 99.01% . . . . . . . . . . . . . . . . . .      140,325,035
(Cost $137,774,917)*                                           ----------------

NET OTHER ASSETS AND LIABILITIES - 0.99% . . . . . . . . . . .        1,401,830
                                                               ----------------

NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $    141,726,865
                                                               ----------------
                                                               ----------------

--------------------
*         Aggregate cost for Federal income tax purposes is $137,774,917.

          Gross unrealized appreciation         $  2,956,200
          Gross unrealized (depreciation)           (406,082)
                                                ------------
          Net unrealized appreciation           $  2,550,118
                                                ------------
                                                ------------

(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 1998, these securities amounted to
          $21,914,434 or 15.46% of net assets.
CMO       Collateralized Mortgage Obligation
MTN       Medium Term Note
REIT      Real Estate Investment Trust

PORTFOLIO COMPOSITION (Moody's Ratings)
Repurchase Agreement                                      6%
U.S. Government Obligations                              21%
U.S. Government Agency Obligations                       23%
Rated Corporate Notes and Bonds:
Aaa                                                       6%
AA                                                        3%
A                                                        12%
Baa                                                      16%
Ba                                                        9%
B                                                         3%
NR                                                        1%
                                                       -----
                                                        100%
                                                       -----
                                                       -----


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
MUNICIPAL SECURITIES - 96.75%

              ARIZONA - 8.16%
$    350,000  Mohave County, IDA
              6.000%, 07/01/00 . . . . . . . . . . . . . . . . $        363,608
     450,000  Salt River Project Electric System Revenue
              Refunding, Series A
              5.500%, 01/01/05 . . . . . . . . . . . . . . . .          475,384
     200,000  Tucson, Arizona Water Revenue
              5.400%, 07/01/05 . . . . . . . . . . . . . . . .          210,788
                                                               ----------------
                                                                      1,049,780
                                                               ----------------

              CALIFORNIA - 2.01%
     250,000  California State
              5.250%, 10/01/10 . . . . . . . . . . . . . . . .          258,437
                                                               ----------------

              FLORIDA - 2.89%
     265,000  Dade County, Florida State School District, G.O.
              5.000%, 07/15/02
              Insured: MBIA. . . . . . . . . . . . . . . . . .          272,044
     100,000  St. Lucie County, Florida Pollution
              Control Revenue
              4.200%, 01/01/26 . . . . . . . . . . . . . . . .          100,000
                                                               ----------------
                                                                        372,044
                                                               ----------------

              GEORGIA - 3.97%
     250,000  State of Georgia, Series A, G.O.
              6.100%, 03/01/05 . . . . . . . . . . . . . . . .          274,375
     200,000  State of Georgia, Series D, G.O.
              6.700%, 08/01/09 . . . . . . . . . . . . . . . .          236,110
                                                               ----------------
                                                                        510,485
                                                               ----------------

              ILLINOIS - 4.10%
     250,000  Chicago, Illinois Metropolitan Water
              Reclamation, G.O.
              6.600%, 01/01/02 . . . . . . . . . . . . . . . .          269,220
     250,000  State of Illinois, G.O.
              5.150%, 09/01/02
              Insured: FGIC. . . . . . . . . . . . . . . . . .          257,682
                                                               ----------------
                                                                        526,902
                                                               ----------------

              MICHIGAN - 6.51%
     250,000  Lanse Creuse Public Schools
              5.000%, 05/01/03 . . . . . . . . . . . . . . . .          257,122
     300,000  Clarkston Community Schools
              5.000%, 05/01/06 . . . . . . . . . . . . . . . .          307,554
     260,000  Utica Community Schools
              5.375%, 05/01/04 . . . . . . . . . . . . . . . .          272,407
                                                               ----------------
                                                                        837,083
                                                               ----------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              MINNESOTA - 3.49%
$    200,000  Shakopee Independent School District, G.O.
              4.500%, 02/01/06 . . . . . . . . . . . . . . . . $        199,212
     245,000  St. Paul Housing Finance Board Revenue
              5.050%, 11/01/07 . . . . . . . . . . . . . . . .          250,456
                                                               ----------------
                                                                        449,668
                                                               ----------------

              NEVADA - 3.00%
     350,000  Clark County, Nevada School District, G.O.
              6.400%, 06/15/06
              Insured: FGIC. . . . . . . . . . . . . . . . . .          386,319
                                                               ----------------

              NEW JERSEY - 6.92%
     295,000  Camden County
              Municipal Utilities Authority Revenue
              6.000%, 07/15/04 . . . . . . . . . . . . . . . .          319,210
     350,000  State of New Jersey Transportation
              Trust Fund Revenue, Series A
              Escrowed to Maturity
              5.200%, 12/15/00
              Insured: AMBAC . . . . . . . . . . . . . . . . .          360,070
     200,000  State of New Jersey, Series D, G.O.
              5.500%, 02/15/04 . . . . . . . . . . . . . . . .          211,650
                                                               ----------------
                                                                        890,930
                                                               ----------------

              NEW YORK - 6.00%
     250,000  Municipal Assistance Corporation
              4.500%, 07/01/01 . . . . . . . . . . . . . . . .          251,895
     250,000  New York City Transitional Finance
              Authority Revenue
              5.500%, 08/15/08 . . . . . . . . . . . . . . . .          264,063
     250,000  New York State Dormitory Authority
              Revenue, Series C
              5.100%, 05/15/03 . . . . . . . . . . . . . . . .          256,297
                                                               ----------------
                                                                        772,255
                                                               ----------------

              OHIO - 1.60%
     200,000  Ohio State Public Facilities Commission
              (Higher Education), Series II-A
              5.200%, 05/01/01
              Insured: AMBAC . . . . . . . . . . . . . . . . .          205,474
                                                               ----------------

              OKLAHOMA - 2.80%
     350,000  Tulsa, Oklahoma Metropolitan Utilities
              Authority Revenue
              5.500%, 07/01/00 . . . . . . . . . . . . . . . .          359,979
                                                               ----------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              OREGON - 2.10%
$    250,000  Portland, Oregon Series A, G.O.
              7.000%, 06/01/01 . . . . . . . . . . . . . . . . $        270,375
                                                               ----------------

              PENNSYLVANIA - 1.58%
     200,000  Commonwealth of Pennsylvania, G.O.
              5.250%, 05/15/99
              Insured: FGIC. . . . . . . . . . . . . . . . . .          203,002
                                                               ----------------

              PUERTO RICO - 3.42%
     400,000  Commonwealth of Puerto Rico,
              Series A, G.O.
              6.500%, 07/01/03
              Insured: MBIA. . . . . . . . . . . . . . . . . .          440,372
                                                               ----------------

              RHODE ISLAND - 2.27%
     275,000  State of Rhode Island, Series A, G.O.
              6.000%, 06/15/02
              Insured: FGIC. . . . . . . . . . . . . . . . . .          291,789
                                                               ----------------

              TEXAS - 13.04%
     375,000  Arlington Independent School District
              Refunding, G.O.
              5.400%, 02/15/99 . . . . . . . . . . . . . . . .          379,759
     200,000  Humble Independent School District
              Refunding, G.O.
              5.500%, 02/15/10 . . . . . . . . . . . . . . . .          212,386
     200,000  Round Rock Independent School District
              Refunding, G.O.
              4.700%, 08/01/09 . . . . . . . . . . . . . . . .          198,366
     210,000  Tarrant County Health Facilities
              Development Corp.
              Health System Revenue, Series A
              5.500%, 02/15/05 . . . . . . . . . . . . . . . .          220,901
     200,000  Texas State Public Finance Authority
              Series A, G.O.
              5.600%, 10/01/02 . . . . . . . . . . . . . . . .          210,232
     450,000  Texas State Water Development Board, G.O.
              Escrowed to Maturity
              5.000%, 08/01/99 . . . . . . . . . . . . . . . .          456,502
                                                               ----------------
                                                                      1,678,146
                                                               ----------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              UTAH - 8.51%
$    300,000  Intermountain Power Agency
              Power Supply Revenue
              6.250%, 07/01/07 . . . . . . . . . . . . . . . . $        334,530
     200,000  Jordan School District, Series A, G.O.
              5.250%, 06/15/00 . . . . . . . . . . . . . . . .          204,614
     350,000  Tooele County, Utah Hazardous Waste
              Treatment Revenue
              5.700%, 11/01/26 . . . . . . . . . . . . . . . .          348,922
     200,000  Utah State Building Ownership Authority
              Lease Revenue, Series A
              5.125%, 05/15/03 . . . . . . . . . . . . . . . .          206,488
                                                               ----------------
                                                                      1,094,554
                                                               ----------------

              VIRGINIA - 6.03%
     250,000  Henrico County, Virginia
              Industrial Redevelopment
              Authority Revenue
              5.300%, 12/01/11 . . . . . . . . . . . . . . . .          260,375
     250,000  Virginia State Housing Development Authority
              Commonwealth Mortgage, Series H
              4.750%, 07/01/07 . . . . . . . . . . . . . . . .          250,908
     250,000  Virginia State Public School
              Authority Revenue
              5.500%, 08/01/03 . . . . . . . . . . . . . . . .          265,128
                                                               ----------------
                                                                        776,411
                                                               ----------------

              WASHINGTON - 3.94%
     475,000  King County, Washington, Series A, G.O.
              5.800%, 01/01/04 . . . . . . . . . . . . . . . .          507,476
                                                               ----------------

              WISCONSIN - 4.41%
     300,000  Wisconsin Housing & Economic Development
              Authority Home Ownership Revenue
              Series A
              5.375%, 09/01/17 . . . . . . . . . . . . . . . .          299,439
     250,000  State of Wisconsin, Series A, G.O.
              5.750%, 05/01/04 . . . . . . . . . . . . . . . .          267,363
                                                               ----------------
                                                                        566,802
                                                               ----------------

              TOTAL MUNICIPAL SECURITIES . . . . . . . . . . .       12,448,283
              (Cost $12,183,820)                               ----------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
INVESTMENT COMPANIES - 3.73%
     267,919  Goldman Sachs Tax Exempt Fund  . . . . . . . . . $        267,919
     212,531  Provident Munifund . . . . . . . . . . . . . . .          212,531
                                                               ----------------
              TOTAL INVESTMENT COMPANIES . . . . . . . . . . .          480,450
              (Cost $480,450)                                  ----------------

TOTAL INVESTMENTS - 100.48%. . . . . . . . . . . . . . . . . .       12,928,733
(Cost $12,664,270)*                                            ----------------

LIABILITIES NET OF CASH AND OTHER ASSETS - (0.48%) . . . . . .          (61,736)
                                                               ----------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $     12,866,997
                                                               ----------------
                                                               ----------------

--------------------
*         Aggregate cost for Federal income tax purposes is $12,664,270.

          Gross unrealized appreciation           $  286,175
          Gross unrealized (depreciation)            (21,712)
                                                  ----------
          Net unrealized appreciation             $  264,463
                                                  ----------
                                                  ----------

AMBAC     American Municipal Board Assurance Corp.
FGIC      Federal Guaranty Insurance Corp.
G.O.      General Obligation
IDA       Industrial Development Authority
MBIA      Municipal Bond Insurance Association

PORTFOLIO COMPOSITION (Moody's Ratings)
Investment Companies                                      4%
Rated Corporate Notes and Bonds:
Aaa                                                      51%
Aa                                                       31%
A                                                         8%
Baa                                                       3%
NR                                                        3%
                                                       -----
                                                        100%
                                                       -----
                                                       -----


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

ALLEGHANY FUNDS
CHICAGO TRUST MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                      Amortized
Par Value                                                                Cost
---------                                                                ----
COMMERCIAL PAPER - 84.46%

$  2,600,000  Heller Financial, Inc.
              5.754%, 05/01/98 . . . . . . . . . . . . . . . . $      2,600,000
   3,900,000  Sears Roebuck Acceptance Corp.
              5.587%, 05/01/98 . . . . . . . . . . . . . . . .        3,900,000
   4,000,000  Northern Trust Co.
              5.291%, 05/04/98 (A) . . . . . . . . . . . . . .        3,998,167
  10,000,000  BankAmerica Corp.
              6.150%, 05/05/98 . . . . . . . . . . . . . . . .       10,000,342
   1,900,000  Transamerica Financial Group
              5.556%, 05/05/98 (A) . . . . . . . . . . . . . .        1,898,835
   3,022,000  Transamerica Finance Group
              5.527%, 05/06/98 (A) . . . . . . . . . . . . . .        3,019,687
  10,000,000  Norwest Financial, Inc.
              5.556%, 05/07/98 . . . . . . . . . . . . . . . .       10,000,000
   6,000,000  General Electric Capital Corp.
              5.568%, 05/08/98 . . . . . . . . . . . . . . . .        6,000,000
  12,660,000  Toyota Motor Credit Corp.
              0.000%, 05/08/98 (A) . . . . . . . . . . . . . .       12,646,412
   2,500,000  Sears Roebuck Acceptance Corp.
              5.581%, 05/11/98 . . . . . . . . . . . . . . . .        2,500,000
   6,500,000  IBM Credit Corp.
              5.518%, 05/11/98 . . . . . . . . . . . . . . . .        6,500,000
  12,000,000  Pitney Bowes Credit Corp.
              5.513%, 05/13/98 (A) . . . . . . . . . . . . . .       11,978,040
   1,175,000  General Electric Capital Corp.
              5.583%, 05/15/98 . . . . . . . . . . . . . . . .        1,175,000
   2,500,000  Household Finance Corp.
              5.570%, 05/15/98 . . . . . . . . . . . . . . . .        2,500,000
   2,200,000  Sears Roebuck Acceptance Corp.
              5.573%, 05/15/98 . . . . . . . . . . . . . . . .        2,200,000
   1,200,000  General Electric Capital Corp.
              5.577%, 05/18/98 . . . . . . . . . . . . . . . .        1,200,000
   5,000,000  Bell Atlantic
              5.528%, 05/19/98 (A) . . . . . . . . . . . . . .        4,986,225
   3,000,000  General Motors Acceptance Corp.
              5.537%, 05/19/98 . . . . . . . . . . . . . . . .        3,000,000
   1,057,000  Transamerica Financial Group
              5.543%, 05/19/98 (A) . . . . . . . . . . . . . .        1,054,083
   5,000,000  Commercial Credit Co.
              5.529%, 05/20/98 . . . . . . . . . . . . . . . .        5,000,000
   6,000,000  IBM Credit Corp.
              5.536%, 05/21/98 . . . . . . . . . . . . . . . .        6,000,000
   3,000,000  Beneficial Corp. Int Bearing
              5.509%, 05/21/98 . . . . . . . . . . . . . . . .        3,000,000
   2,300,000  Associates Corp. of North America
              5.547%, 05/22/98 . . . . . . . . . . . . . . . .        2,300,000
   6,000,000  Associates Corp. N. A.
              5.570%, 05/22/98 . . . . . . . . . . . . . . . .        6,000,000

                                                                      Amortized
Par Value                                                                Cost
---------                                                                ----
COMMERCIAL PAPER (CONTINUED)

$  3,400,000  Sears Roebuck Acceptance Corp.
              5.563%, 05/26/98 . . . . . . . . . . . . . . . . $      3,400,000
   4,500,000  Household Finance Corp.
              5.540%, 05/26/98 . . . . . . . . . . . . . . . .        4,500,000
   6,700,000  Prudential Funding Corp.
              5.541%, 05/27/98 . . . . . . . . . . . . . . . .        6,700,000
   5,000,000  Transamerica Financial
              5.548%, 05/28/98 (A) . . . . . . . . . . . . . .        4,979,338
   4,000,000  American Express Credit Corp.
              5.536%, 06/02/98 . . . . . . . . . . . . . . . .        4,000,000
   5,000,000  Household Finance Corp.
              5.534%, 06/03/98 . . . . . . . . . . . . . . . .        5,000,000
   1,500,000  Trans America Financial
              5.537%, 06/05/98 (A) . . . . . . . . . . . . . .        1,491,979
   5,500,000  Chrysler Financial Corp.
              5.558%, 06/12/98 (A) . . . . . . . . . . . . . .        5,464,644
   1,500,000  Chrysler Financial Corp.
              6.500%, 06/15/98 . . . . . . . . . . . . . . . .        1,501,183
   2,300,000  American Express Credit Corp.
              5.536%, 06/17/98 . . . . . . . . . . . . . . . .        2,300,000
   2,500,000  General Motors Acceptance Corp.
              5.529%, 06/19/98 . . . . . . . . . . . . . . . .        2,500,000
   7,000,000  Commercial Credit Co.
              5.540%, 06/22/98 . . . . . . . . . . . . . . . .        7,000,000
  10,000,000  Coca Cola Co.
              5.597%, 06/22/98 (A) . . . . . . . . . . . . . .        9,919,833
   6,000,000  Corestates Bank
              5.520%, 07/10/98 . . . . . . . . . . . . . . . .        6,000,000
   6,000,000  Ford Motor Credit Co.
              5.551%, 07/14/98 . . . . . . . . . . . . . . . .        6,000,000
   2,000,000  Ford Motor Credit Co.
              5.562%, 07/16/98 . . . . . . . . . . . . . . . .        2,000,000
   4,000,000  Ford Motor Credit Co.
              5.556%, 07/16/98 . . . . . . . . . . . . . . . .        4,000,000
   7,000,000  American General Finance
              5.565%, 07/22/98 . . . . . . . . . . . . . . . .        7,000,000
   6,000,000  Corestates Bank
              5.600%, 09/25/98 . . . . . . . . . . . . . . . .        6,000,000
                                                               ----------------
              TOTAL COMMERCIAL PAPER . . . . . . . . . . . . .      203,213,768
              (Cost $203,213,768)                              ----------------

GIC WITHIN FUNDING AGREEMENT - 4.16%
  10,000,000  Allstate Life Funding Agreement GIC
              5.758%,12/01/98. . . . . . . . . . . . . . . . .       10,000,000
                                                               ----------------
              TOTAL GIC WITHIN FUNDING AGREEMENT . . . . . . .       10,000,000
              (Cost $10,000,000)                               ----------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                      Amortized
Par Value                                                                Cost
---------                                                                ----
TIME DEPOSITS - 5.07%
$  5,400,000  Canadian Imperial of Commerce
              5.560%,05/01/98. . . . . . . . . . . . . . . . . $      5,400,000
   4,300,000  Canadian Imperial of Commerce
              5.560%,05/29/98. . . . . . . . . . . . . . . . .        4,300,000
   2,500,000  Canadian Imperial of Commerce
              5.530%,07/20/98. . . . . . . . . . . . . . . . .        2,500,000
                                                               ----------------
              TOTAL TIME DEPOSITS. . . . . . . . . . . . . . .       12,200,000
              (Cost $12,200,000)                               ----------------

REPURCHASE AGREEMENTS - 5.99%
  14,401,000  J P Morgan
              5.350%,dated 04/30/98 to be repurchased
              on 05/01/98 at $14,403,140
              (Collateralized by U.S. Treasury Note
              6.3750%, due 04/30/99)
              Total Par $14,598,000. . . . . . . . . . . . . .       14,401,000
                                                               ----------------
              TOTAL REPURCHASE AGREEMENT . . . . . . . . . . .       14,401,000
              (Cost $14,401,000)                               ----------------


TOTAL INVESTMENTS - 99.68% . . . . . . . . . . . . . . . . . .      239,814,768
(Cost $239,814,768)*                                           ----------------

NET OTHER ASSETS AND LIABILITIES - 0.32% . . . . . . . . . . .          777,165
                                                               ----------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $    240,591,933
                                                               ----------------
                                                               ----------------

--------------------
(A)       Annualized yield at time of purchase
* At April 30, 1998, cost is identical for book and Federal income tax purposes.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------


                                                                           CHICAGO TRUST
                                                       MONTAG & CALDWELL  GROWTH & INCOME    CHICAGO TRUST     CHICAGO TRUST
                                                          GROWTH FUND          FUND           TALON FUND       BALANCED FUND
                                                       -----------------  ---------------    -------------     -------------
ASSETS:
   Investments:
     Investments at cost. . . . . . . . . . . . . . .  $ 1,054,534,406    $  229,357,104     $  27,761,023     $ 161,958,237
     Repurchase agreements. . . . . . . . . . . . . .               --         8,823,000                --         2,703,000
     Net unrealized appreciation  . . . . . . . . . .      324,066,354       116,411,960         4,283,327        49,364,728
                                                       ---------------    --------------     -------------     -------------
     Total investments at value . . . . . . . . . . .    1,378,600,760       354,592,064        32,044,350       214,025,965
   Cash   . . . . . . . . . . . . . . . . . . . . . .               10                --                22                --
   Receivables:
     Dividends and interest . . . . . . . . . . . . .        1,108,576            59,676            29,848         1,185,993
     Fund shares sold . . . . . . . . . . . . . . . .        3,717,826           221,059               100           275,000
     Investments sold . . . . . . . . . . . . . . . .               --                --           483,647                --
     Due from Advisor, net. . . . . . . . . . . . . .               --                --                --                --
   Deferred organization costs  . . . . . . . . . . .            5,017             3,096             4,624             3,340
   Prepaid Expenses . . . . . . . . . . . . . . . . .           16,990             6,074             1,233             3,091
                                                       ---------------    --------------     -------------     -------------
          Total assets. . . . . . . . . . . . . . . .    1,383,449,179       354,881,969        32,563,824       215,493,389
                                                       ---------------    --------------     -------------     -------------

LIABILITIES:
   Payables:
     Bank overdraft . . . . . . . . . . . . . . . . .               --             1,560                --            51,746
     Dividend distribution. . . . . . . . . . . . . .               --                --                --                --
     Investments purchased. . . . . . . . . . . . . .       14,779,677                --         1,887,663                --
     Fund shares redeemed . . . . . . . . . . . . . .        5,178,790           144,634            10,002            24,942
     Due to Advisor, net. . . . . . . . . . . . . . .          787,803           203,167            18,033           124,329
     Distribution fee . . . . . . . . . . . . . . . .          148,408           142,864            11,654           192,837
     Trustee fees . . . . . . . . . . . . . . . . . .              625               625               625               625
   Accrued expenses . . . . . . . . . . . . . . . . .          285,402            56,474            12,798            66,009
                                                       ---------------    --------------     -------------     -------------
          Total liabilities . . . . . . . . . . . . .       21,180,705           549,324         1,940,775           460,488
                                                       ---------------    --------------     -------------     -------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $ 1,362,268,474    $  354,332,645     $  30,623,049     $ 215,032,901
                                                       ---------------    --------------     -------------     -------------
                                                       ---------------    --------------     -------------     -------------

NET ASSETS CONSIST OF:
   Capital paid-in  . . . . . . . . . . . . . . . . .  $ 1,011,878,933    $  214,493,959     $  25,578,542     $ 155,218,651
   Accumulated undistributed (distribution
     in excess of) net investment income (loss) . . .         (853,902)         (297,454)           33,390           540,989
   Accumulated net realized gain (loss)
     on investments . . . . . . . . . . . . . . . . .       27,177,089        23,724,180           727,790         9,908,533
   Net unrealized appreciation
     on investments . . . . . . . . . . . . . . . . .      324,066,354       116,411,960         4,283,327        49,364,728
                                                       ---------------    --------------     -------------     -------------
TOTAL NET ASSETS  . . . . . . . . . . . . . . . . . .  $ 1,362,268,474    $  354,332,645     $  30,623,049     $ 215,032,901
                                                       ---------------    --------------     -------------     -------------
                                                       ---------------    --------------     -------------     -------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING . . . . . .       50,103,882        15,701,939         2,005,173        18,215,489

NET ASSET VALUE
   Offering and redemption price per share
   (Net Assets/Shares Outstanding). . . . . . . . . .  $            (A)   $        22.57     $       15.27     $       11.80
                                                       ---------------    --------------     -------------     -------------
                                                       ---------------    --------------     -------------     -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                             CHICAGO TRUST     CHICAGO TRUST
                                                       MONTAG & CALDWELL   CHICAGO TRUST     MUNICIPAL BOND     MONEY MARKET
                                                         BALANCED FUND       BOND FUND            FUND              FUND
                                                       -----------------  ---------------    --------------    -------------
ASSETS:
   Investments:
     Investments at cost. . . . . . . . . . . . . . .  $   116,910,900    $  130,003,917     $  12,664,270     $ 225,413,768
     Repurchase agreements. . . . . . . . . . . . . .               --         7,771,000                --        14,401,000
     Net unrealized appreciation  . . . . . . . . . .       22,107,970         2,550,118           264,463                --
                                                       ---------------    --------------     -------------     -------------
     Total investments at value . . . . . . . . . . .      139,018,870       140,325,035        12,928,733       239,814,768
   Cash   . . . . . . . . . . . . . . . . . . . . . .               22                --            74,821           699,669
   Receivables:
     Dividends and interest . . . . . . . . . . . . .          896,525         1,894,518           211,049         1,230,708
     Fund shares sold . . . . . . . . . . . . . . . .          197,494           207,651                --                --
     Investments sold . . . . . . . . . . . . . . . .               --            24,639                --                --
     Due from Advisor, net. . . . . . . . . . . . . .               --                --             7,407                --
   Deferred organization costs  . . . . . . . . . . .            5,017             3,096             3,096             3,096
   Prepaid Expenses . . . . . . . . . . . . . . . . .            1,942             2,322               258             4,524
                                                       ---------------    --------------     -------------     -------------
          Total assets. . . . . . . . . . . . . . . .      140,119,870       142,457,261        13,225,364       241,752,765
                                                       ---------------    --------------     -------------     -------------

LIABILITIES:
   Payables:
     Bank overdraft . . . . . . . . . . . . . . . . .               --           136,871                --                --
     Dividend distribution. . . . . . . . . . . . . .               --                --                --         1,061,688
     Investments purchased. . . . . . . . . . . . . .          244,654           265,953           300,426                --
     Fund shares redeemed . . . . . . . . . . . . . .           45,942            85,619                --                --
     Due to Advisor, net. . . . . . . . . . . . . . .           85,847            42,830                --            75,187
     Distribution fee . . . . . . . . . . . . . . . .            4,582           174,777            50,569                --
     Trustee fees . . . . . . . . . . . . . . . . . .              625               625               625               625
   Accrued expenses . . . . . . . . . . . . . . . . .           67,714            23,721             6,747            23,332
                                                       ---------------    --------------     -------------     -------------
          Total liabilities . . . . . . . . . . . . .          449,364           730,396           358,367         1,160,832
                                                       ---------------    --------------     -------------     -------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $   139,670,506    $  141,726,865     $  12,866,997     $ 240,591,933
                                                       ---------------    --------------     -------------     -------------
                                                       ---------------    --------------     -------------     -------------

NET ASSETS CONSIST OF:
   Capital paid-in  . . . . . . . . . . . . . . . . .  $   114,473,183    $  138,405,787     $  12,660,144     $ 240,591,933
   Accumulated undistributed (distribution
     in excess of) net investment income (loss) . . .          303,205           339,161            22,620                --
   Accumulated net realized gain (loss)
     on investments . . . . . . . . . . . . . . . . .        2,786,148           431,799           (80,230)               --
   Net unrealized appreciation
     on investments . . . . . . . . . . . . . . . . .       22,107,970         2,550,118           264,463                --
                                                       ---------------    --------------     -------------     -------------
TOTAL NET ASSETS  . . . . . . . . . . . . . . . . . .  $   139,670,506    $  141,726,865     $  12,866,997     $ 240,591,933
                                                       ---------------    --------------     -------------     -------------
                                                       ---------------    --------------     -------------     -------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING . . . . . .        7,949,551        13,980,932         1,267,571       240,591,933

NET ASSET VALUE
   Offering and redemption price per share
   (Net Assets/Shares Outstanding). . . . . . . . . .  $         17.57    $        10.14     $       10.15     $        1.00
                                                       ---------------    --------------     -------------     -------------
                                                       ---------------    --------------     -------------     -------------


(A)  Montag & Caldwell Growth Fund Class N (Retail):
     Net Asset Value, offering price and redemption price per share (Based on net assets of $843,597,433 and 31,081,246 shares issued and outstanding) $27.14

     Montag & Caldwell Growth Fund Class I (Institutional):
     Net Asset Value, offering price and redemption price per share (Based on net assets of $518,671,041 and 19,022,636 shares issued and outstanding) $27.27


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           CHICAGO TRUST
                                                       MONTAG & CALDWELL  GROWTH & INCOME    CHICAGO TRUST     CHICAGO TRUST
                                                          GROWTH FUND          FUND           TALON FUND       BALANCED FUND
                                                       -----------------  ---------------    -------------     -------------
INVESTMENT INCOME:
   Dividends. . . . . . . . . . . . . . . . . . . . .    $   3,513,382     $   1,173,389     $      83,632     $     506,334
   Interest . . . . . . . . . . . . . . . . . . . . .        1,192,970           401,461           214,679         2,955,841
                                                         -------------     -------------     -------------     -------------
   Total investment income. . . . . . . . . . . . . .        4,706,352         1,574,850           298,311         3,462,175
                                                         -------------     -------------     -------------     -------------

EXPENSES:
   Investment advisory fees . . . . . . . . . . . . .        3,942,606         1,072,479           121,090           696,670
   Distribution expenses. . . . . . . . . . . . . . .          800,433           383,028            37,841           248,811
   Transfer agent fees. . . . . . . . . . . . . . . .          145,474            39,616            17,655            10,779
   Administration fees. . . . . . . . . . . . . . . .          301,029            90,125             8,914            58,592
   Accounting fees. . . . . . . . . . . . . . . . . .              715             1,046               987             5,763
   Registration expenses. . . . . . . . . . . . . . .          165,297            23,550            11,328            13,937
   Custodian fees . . . . . . . . . . . . . . . . . .           12,677             9,987             6,666            11,567
   Professional fees. . . . . . . . . . . . . . . . .           29,776            14,547             8,174            12,416
   Amortization of organization costs . . . . . . . .            1,653             2,478             1,653               695
   Report to shareholder expense. . . . . . . . . . .           27,090             7,758               716             4,961
   Trustees fees. . . . . . . . . . . . . . . . . . .            1,797             1,797             1,797             1,797
   Other expenses . . . . . . . . . . . . . . . . . .          131,707            36,826             2,785            28,252
                                                         -------------     -------------     -------------     -------------
     Total expenses . . . . . . . . . . . . . . . . .        5,560,254         1,683,237           219,606         1,094,240
                                                         -------------     -------------     -------------     -------------
     Expenses reimbursed. . . . . . . . . . . . . . .               --                --           (22,595)               --
                                                         -------------     -------------     -------------     -------------
     Net expenses . . . . . . . . . . . . . . . . . .        5,560,254         1,683,237           197,011         1,094,240
                                                         -------------     -------------     -------------     -------------
NET INVESTMENT INCOME (LOSS). . . . . . . . . . . . .         (853,902)         (108,387)          101,300         2,367,935
                                                         -------------     -------------     -------------     -------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS :
   Net realized gain on investments (including
   a net realized loss on option transactions of
   ($96,126) in the Talon Fund) . . . . . . . . . . .       27,275,289        23,724,702           883,465         9,909,956
   Net change in unrealized appreciation
     (depreciation) on investments  . . . . . . . . .      176,925,518        39,375,707           154,821        15,766,549
                                                         -------------     -------------     -------------     -------------

   NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . .      204,200,807        63,100,409         1,038,286        25,676,505
                                                         -------------     -------------     -------------     -------------

NET INCREASE IN NET
   ASSETS FROM OPERATIONS . . . . . . . . . . . . . .    $ 203,346,905     $  62,992,022     $   1,139,586     $  28,044,440
                                                         -------------     -------------     -------------     -------------
                                                         -------------     -------------     -------------     -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                            CHICAGO TRUST      CHICAGO TRUST
                                                       MONTAG & CALDWELL   CHICAGO TRUST    MUNICIPAL BOND     MONEY MARKET
                                                         BALANCED FUND       BOND FUND           FUND              FUND
                                                       -----------------   -------------    --------------     ------------
INVESTMENT INCOME:
   Dividends. . . . . . . . . . . . . . . . . . . . .    $     229,397     $          --     $          --     $          --
   Interest . . . . . . . . . . . . . . . . . . . . .        1,412,613         4,527,566           297,615         7,116,190
                                                         -------------     -------------     -------------     -------------
   Total investment income. . . . . . . . . . . . . .        1,642,010         4,527,566           297,615         7,116,190
                                                         -------------     -------------     -------------     -------------

EXPENSES:
   Investment advisory fees . . . . . . . . . . . . .          415,654           366,318            37,735           501,524
   Distribution Expenses. . . . . . . . . . . . . . .          138,551           166,508            12,746                --
   Transfer agent fees. . . . . . . . . . . . . . . .           14,816            11,907            10,052            16,193
   Administration fees. . . . . . . . . . . . . . . .           32,549            39,223             3,705            73,872
   Accounting fees. . . . . . . . . . . . . . . . . .            3,145             4,854             1,578             3,671
   Registration expenses. . . . . . . . . . . . . . .           24,617            18,295             7,647            13,317
   Custodian fees . . . . . . . . . . . . . . . . . .            9,850            10,925             5,386            10,714
   Professional fees. . . . . . . . . . . . . . . . .           10,281            10,840             8,218            14,128
   Amortization of organization costs . . . . . . . .            1,653             2,478             2,478             2,478
   Report to shareholder expense. . . . . . . . . . .            2,880             3,304               308             6,625
   Trustees fees. . . . . . . . . . . . . . . . . . .            1,797             1,797             1,797             1,797
   Other expenses . . . . . . . . . . . . . . . . . .           33,922            12,540               517            16,335
                                                         -------------     -------------     -------------     -------------
     Total Expenses . . . . . . . . . . . . . . . . .          689,715           648,989            92,167           660,654
                                                         -------------     -------------     -------------     -------------
     Expenses reimbursed. . . . . . . . . . . . . . .               --          (116,618)          (52,819)          (24,451)
                                                         -------------     -------------     -------------     -------------
     Net expenses . . . . . . . . . . . . . . . . . .          689,715           532,371            39,348           636,203
                                                         -------------     -------------     -------------     -------------
NET INVESTMENT INCOME (LOSS). . . . . . . . . . . . .          952,295         3,995,195           258,267         6,479,987
                                                         -------------     -------------     -------------     -------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS :
   Net realized gain on investments (including
   a net realized loss on option transactions of
   ($96,126) in the Talon Fund) . . . . . . . . . . .        2,819,314           457,088            10,880                --
   Net change in unrealized appreciation
     (depreciation) on investments. . . . . . . . . .       10,563,907          (282,110)          (55,026)               --
                                                         -------------     -------------     -------------     -------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENT. . . . . . . . . . . . .       13,383,221           174,978           (44,146)               --
                                                         -------------     -------------     -------------     -------------
NET INCREASE IN NET
   ASSETS FROM OPERATIONS . . . . . . . . . . . . . .      $14,335,516        $4,170,173          $214,121        $6,479,987
                                                         -------------     -------------     -------------     -------------
                                                         -------------     -------------     -------------     -------------

ALLEGHANY FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        MONTAG & CALDWELL GROWTH FUND     CHICAGO TRUST GROWTH & INCOME FUND
                                                        --------------------------------  ----------------------------------
                                                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30, 1998      OCTOBER 31,     APRIL 30, 1998     OCTOBER 31,
                                                           (UNAUDITED)          1997           (UNAUDITED)         1997
                                                        ----------------  ---------------   --------------    --------------
NET ASSETS AT BEGINNING OF PERIOD . . . . . . . . . .   $  748,418,166    $  218,649,895    $  274,607,907    $  205,133,317
                                                        --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss) . . . . . . . . . . .         (853,902)       (1,327,085)         (108,387)        1,018,470
   Net realized gain on investments sold
     and purchased options transactions . . . . . . .       27,275,289         8,570,687        23,724,702        19,177,699
   Net change in unrealized appreciation
     on investments and assets
     and liabilities in purchased options . . . . . .      176,925,518       114,427,550        39,375,707        33,416,450
                                                        --------------    --------------    --------------    --------------
   Net increase in net assets
     from operations. . . . . . . . . . . . . . . . .      203,346,905       121,671,152        62,992,022        53,612,619
                                                        --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS FROM:
   Net investment income:
     Retail Class . . . . . . . . . . . . . . . . . .               --                --          (189,067)       (1,152,026)
     Institutional Class. . . . . . . . . . . . . . .               --           (26,630)               --                --
   Net realized gain on investments:
     Retail Class . . . . . . . . . . . . . . . . . .       (4,750,066)       (1,466,613)      (19,149,159)       (4,334,020)
     Institutional Class. . . . . . . . . . . . . . .       (2,772,360)         (412,803)               --                --
                                                        --------------    --------------    --------------    --------------
     Total distributions. . . . . . . . . . . . . . .       (7,522,426)       (1,906,046)      (19,338,226)       (5,486,046)
                                                        --------------    --------------    --------------    --------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sales of shares:
     Retail Class . . . . . . . . . . . . . . . . . .      325,972,580       339,687,434        39,621,122        50,803,893
     Institutional Class. . . . . . . . . . . . . . .      219,014,110       228,296,239                --                --
   Issued to shareowners in reinvestment of distributions:
     Retail Class . . . . . . . . . . . . . . . . . .        4,458,131         1,404,998        19,000,002         5,404,887
     Institutional Class. . . . . . . . . . . . . . .        2,260,596           396,515                --                --
   Cost of shares repurchased:
     Retail Class . . . . . . . . . . . . . . . . . .      (88,096,944)     (115,055,486)      (22,550,182)      (34,860,763)
     Institutional Class. . . . . . . . . . . . . . .      (45,582,644)      (44,726,535)               --                --
                                                        --------------    --------------    --------------    --------------
        Net increase from capital
          share transactions. . . . . . . . . . . . .      418,025,829       410,003,165        36,070,942        21,348,017
                                                        --------------    --------------    --------------    --------------
        Total increase in net assets. . . . . . . . .      613,850,308       529,768,271        79,724,738        69,474,590
                                                        --------------    --------------    --------------    --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A). . . .   $1,362,268,474    $  748,418,166    $  354,332,645    $  274,607,907
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------
(A) Undistributed (distribution in excess of)
    net investment income (loss). . . . . . . . . . .   $     (853,902)   $           --    $     (297,454)   $           --
                                                        --------------    --------------    --------------    --------------

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Retail Class:
     Sold. . . . . . . . . . . . . . . . . . . . . . .      13,291,394        16,692,907         1,874,516         2,806,114
     Issued to shareholders in reinvestment
       of distributions. . . . . . . . . . . . . . . .         197,788            79,785         1,006,991           326,567
     Repurchased . . . . . . . . . . . . . . . . . . .      (3,550,047)       (5,364,133)       (1,097,224)       (1,902,988)
   Institutional Class:
     Sold. . . . . . . . . . . . . . . . . . . . . . .       8,962,760        10,833,116                --                --
     Issued to shareholders in reinvestment
       of distributions. . . . . . . . . . . . . . . .          99,938            22,316                --                --
   Repurchased . . . . . . . . . . . . . . . . . . . .      (1,857,023)       (2,106,489)               --                --
                                                        --------------    --------------    --------------    --------------
     Net increase in shares outstanding. . . . . . . .      17,144,810        20,157,502         1,784,283         1,229,693
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           CHICAGO TRUST TALON FUND           CHICAGO TRUST BALANCED FUND
                                                        --------------------------------  ----------------------------------
                                                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30, 1998      OCTOBER 31,     APRIL 30, 1998     OCTOBER 31,
                                                           (UNAUDITED)          1997           (UNAUDITED)         1997
                                                        ----------------  ---------------   --------------    --------------
NET ASSETS AT BEGINNING OF PERIOD. . . . . . . . . . .  $   28,459,583    $   17,417,675    $  187,993,337    $  156,703,443
                                                        --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss). . . . . . . . . . . .         101,300           162,715         2,367,935         4,843,563
   Net realized gain on investments sold
     and purchased options transactions. . . . . . . .         883,465         4,497,850         9,909,956        11,378,927
   Net change in unrealized appreciation
     on investments and assets
     and liabilities in purchased options. . . . . . .         154,821         1,618,377        15,766,549        15,462,457
                                                        --------------    --------------    --------------    --------------
   Net increase in net assets
     from operations . . . . . . . . . . . . . . . . .       1,139,586         6,278,942        28,044,440        31,684,947
                                                        --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS FROM:
   Net investment income:
     Retail Class. . . . . . . . . . . . . . . . . . .        (105,163)         (134,407)       (2,451,582)       (4,764,936)
     Institutional Class . . . . . . . . . . . . . . .              --                --                --                --
   Net realized gain on investments:
     Retail Class. . . . . . . . . . . . . . . . . . .      (4,653,085)       (1,458,660)      (11,401,639)       (2,253,139)
     Institutional Class . . . . . . . . . . . . . . .              --                --                --                --
                                                        --------------    --------------    --------------    --------------
     Total distributions . . . . . . . . . . . . . . .      (4,758,248)       (1,593,067)      (13,853,221)       (7,018,075)
                                                        --------------    --------------    --------------    --------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sales of shares:
     Retail Class. . . . . . . . . . . . . . . . . . .       6,136,793         6,345,104        17,356,662        28,395,564
     Institutional Class . . . . . . . . . . . . . . .              --                --                --                --
   Issued to shareowners in reinvestment of distributions:
     Retail Class. . . . . . . . . . . . . . . . . . .       4,701,233         1,577,255        13,847,940         7,017,789
     Institutional Class . . . . . . . . . . . . . . .              --                --                --                --
   Cost of shares repurchased:
     Retail Class. . . . . . . . . . . . . . . . . . .      (5,055,898)       (1,566,326)      (18,356,257)      (28,790,331)
     Institutional Class . . . . . . . . . . . . . . .              --                --                --                --
                                                        --------------    --------------    --------------    --------------
        Net increase from capital
          share transactions . . . . . . . . . . . . .       5,782,128         6,356,033        12,848,345         6,623,022
                                                        --------------    --------------    --------------    --------------
        Total increase in net assets . . . . . . . . .       2,163,466        11,041,908        27,039,564        31,289,894
                                                        --------------    --------------    --------------    --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) . . . .  $   30,623,049    $   28,459,583    $  215,032,901    $  187,993,337
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------
(A) Undistributed (distribution in excess of)
    net investment income (loss) . . . . . . . . . . .  $       33,390    $       37,253    $      540,989    $      624,636
                                                        --------------    --------------    --------------    --------------

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Retail Class:
     Sold. . . . . . . . . . . . . . . . . . . . . . .         396,506           397,032         1,559,397         2,757,711
     Issued to shareholders in reinvestment
       of distributions. . . . . . . . . . . . . . . .         314,892           107,919         1,304,119           699,716
     Repurchased . . . . . . . . . . . . . . . . . . .        (323,359)          (97,875)       (1,647,635)       (2,774,505)
   Institutional Class:
     Sold. . . . . . . . . . . . . . . . . . . . . . .              --                --                --                --
     Issued to shareholders in reinvestment
       of distributions. . . . . . . . . . . . . . . .              --                --                --                --
     Repurchased . . . . . . . . . . . . . . . . . . .              --                --                --                --
                                                        --------------    --------------    --------------    --------------
       Net increase in shares outstanding. . . . . . .         388,039           407,076         1,215,881           682,922
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                         MONTAG & CALDWELL BALANCED FUND       CHICAGO TRUST BOND FUND
                                                        ---------------------------------   --------------------------------
                                                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30, 1998      OCTOBER 31,     APRIL 30, 1998     OCTOBER 31,
                                                           (UNAUDITED)          1997           (UNAUDITED)         1997
                                                        ----------------  ---------------   ----------------  --------------
NET ASSETS AT BEGINNING OF PERIOD. . . . . . . . . . .  $   82,719,053    $   31,472,671    $  120,532,177    $   79,210,728
                                                        --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . .         952,295           952,704         3,995,195         6,243,541
   Net realized gain (loss) on investments sold  . . .       2,819,314         2,102,297           457,088           (36,729)
   Net change in unrealized appreciation
     (depreciation) of investments . . . . . . . . . .      10,563,907         7,581,239          (282,110)        2,754,254
                                                        --------------    --------------    --------------    --------------
   Net increase in net assets
     from operations . . . . . . . . . . . . . . . . .      14,335,516        10,636,240         4,170,173         8,961,066
                                                        --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS FROM:
   Net investment income . . . . . . . . . . . . . . .        (834,653)         (837,377)       (4,108,631)       (6,043,358)
   Net realized gain on investments. . . . . . . . . .      (2,095,351)       (2,702,590)               --           (16,748)
                                                        --------------    --------------    --------------    --------------

     Total distributions . . . . . . . . . . . . . . .      (2,930,004)       (3,539,967)       (4,108,631)       (6,060,106)
                                                        --------------    --------------    --------------    --------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sales of shares . . . . . . . . .      55,627,337        58,631,470        29,613,557        46,817,358
   Issued to shareowners in
     reinvestment of distributions . . . . . . . . . .       2,828,759         3,490,623         3,185,970         4,797,389
   Cost of shares repurchased. . . . . . . . . . . . .     (12,910,155)      (17,971,984)      (11,666,381)      (13,194,258)
                                                        --------------    --------------    --------------    --------------
     Net increase from
       capital share transactions. . . . . . . . . . .      45,545,941        44,150,109        21,133,146        38,420,489
                                                        --------------    --------------    --------------    --------------
     Total increase in net assets. . . . . . . . . . .      56,951,453        51,246,382        21,194,688        41,321,449
                                                        --------------    --------------    --------------    --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) . . . .  $  139,670,506    $   82,719,053    $  141,726,865    $  120,532,177
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------

(A) Undistributed net investment income. . . . . . . .  $      303,205    $      185,563    $      339,161    $      452,597
                                                        --------------    --------------    --------------    --------------

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold. . . . . . . . . . . . . . . . . . . . . . . .       3,371,266         3,939,135         2,944,089         4,734,805
   Issued to shareholders in reinvestment
     of distributions. . . . . . . . . . . . . . . . .         178,894           255,726           290,206           485,679
   Repurchased . . . . . . . . . . . . . . . . . . . .        (768,407)       (1,229,194)       (1,147,665)       (1,334,065)
                                                        --------------    --------------    --------------    --------------
     Net increase in shares outstanding. . . . . . . .       2,781,753         2,965,667         2,086,630         3,886,419
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        CHICAGO TRUST MUNICIPAL BOND FUND   CHICAGO TRUST MONEY MARKET FUND
                                                        ---------------------------------   --------------------------------
                                                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30, 1998      OCTOBER 31,     APRIL 30, 1998     OCTOBER 31,
                                                           (UNAUDITED)          1997           (UNAUDITED)         1997
                                                        ----------------  ---------------   ----------------  --------------
NET ASSETS AT BEGINNING OF PERIOD. . . . . . . . . . .  $   12,379,208    $   11,186,162    $  238,551,474    $  226,535,616
                                                        --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . .         258,267           430,579         6,479,987        12,701,010
   Net realized gain (loss) on investments sold  . . .          10,880             6,147                --                --
   Net change in unrealized appreciation
     (depreciation) of investments . . . . . . . . . .         (55,026)          140,720                --                --
                                                        --------------    --------------    --------------    --------------
   Net increase in net assets
     from operations . . . . . . . . . . . . . . . . .         214,121           577,446         6,479,987        12,701,010
                                                        --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS FROM:
   Net investment income . . . . . . . . . . . . . . .        (263,103)         (426,993)       (6,479,987)      (12,701,010)
   Net realized gain on investments. . . . . . . . . .              --                --                --                --
                                                        --------------    --------------    --------------    --------------
     Total distributions . . . . . . . . . . . . . . .        (263,103)         (426,993)       (6,479,987)      (12,701,010)
                                                        --------------    --------------    --------------    --------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sales of shares . . . . . . . . .         866,702         1,375,126       284,113,157       569,551,234
   Issued to shareowners in
     reinvestment of distributions . . . . . . . . . .          17,396            21,748           165,513           434,377
   Cost of shares repurchased. . . . . . . . . . . . .        (347,327)         (354,281)     (282,238,211)     (557,969,753)
                                                        --------------    --------------    --------------    --------------
     Net increase from
       capital share transactions. . . . . . . . . . .         536,771         1,042,593         2,040,459        12,015,858
                                                        --------------    --------------    --------------    --------------
     Total increase in net assets. . . . . . . . . . .         487,789         1,193,046         2,040,459        12,015,858
                                                        --------------    --------------    --------------    --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) . . . .  $   12,866,997    $   12,379,208    $  240,591,933    $  238,551,474
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------

(A) Undistributed net investment income. . . . . . . .  $       22,620    $       27,456    $           --    $           --
                                                        --------------    --------------    --------------    --------------

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold. . . . . . . . . . . . . . . . . . . . . . . .          84,563           135,835       284,113,157       569,551,234
   Issued to shareholders in reinvestment
     of distributions. . . . . . . . . . . . . . . . .           1,702             2,159           165,513           434,377
   Repurchased . . . . . . . . . . . . . . . . . . . .         (34,028)          (35,025)     (282,238,211)     (557,969,753)
                                                        --------------    --------------    --------------    --------------
     Net increase in shares outstanding. . . . . . . .          52,237           102,969         2,040,459        12,015,858
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                               MONTAG & CALDWELL GROWTH FUND
                                                            -----------------------------------------------------------------
                                                                                        RETAIL CLASS
                                                            -----------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED             YEAR             YEAR              PERIOD
                                                              04/30/98           ENDED            ENDED             ENDED
                                                            (UNAUDITED)        10/31/97          10/31/96         10/31/95(a)
                                                            -----------       ----------        ----------        -----------
Net Asset Value, Beginning of Period . . . . . . . . . .    $    22.68        $    17.08        $    13.16        $    10.00
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss). . . . . . . . . . . .         (0.03)            (0.05)               --              0.02
     Net realized and unrealized gain
       on investments  . . . . . . . . . . . . . . . . .          4.70              5.79              3.93              3.16
                                                            ----------        ----------        ----------        ----------
       Total from investment operations. . . . . . . . .          4.67              5.74              3.93              3.18
                                                            ----------        ----------        ----------        ----------

   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income. . . . . . . . . . . . .            --                --             (0.01)            (0.02)
     Distributions from net realized
       gain on investments . . . . . . . . . . . . . . .         (0.21)            (0.14)               --                --
                                                            ----------        ----------        ----------        ----------
       Total distributions . . . . . . . . . . . . . . .         (0.21)            (0.14)            (0.01)            (0.02)
                                                            ----------        ----------        ----------        ----------
Net increase in net asset value. . . . . . . . . . . . .          4.46              5.60              3.92              3.16
                                                            ----------        ----------        ----------        ----------
Net Asset Value, End of Period . . . . . . . . . . . . .    $    27.14        $    22.68        $    17.08        $    13.16
                                                            ----------        ----------        ----------        ----------
                                                            ----------        ----------        ----------        ----------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . . .         20.79%            33.82%            29.91%            31.87%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . . .    $  843,597        $  479,557        $  166,243        $   40,355
Ratios of expenses to average net assets:
   Before reimbursement of expenses
     by Advisor(2) . . . . . . . . . . . . . . . . . . .          1.20%             1.24%             1.32%             1.87%
   After reimbursement of expenses
     by Advisor(2) . . . . . . . . . . . . . . . . . . .          1.20%             1.23%             1.28%             1.30%
Ratios of net investment income to average net assets:
   Before reimbursement of expenses
     by Advisor(2) . . . . . . . . . . . . . . . . . . .         (0.28)%           (0.38)%           (0.10)%           (0.36)%
   After reimbursement of expenses
     by Advisor(2) . . . . . . . . . . . . . . . . . . .         (0.28)%           (0.37)%           (0.06)%           0.20%
Portfolio Turnover(1). . . . . . . . . . . . . . . . . .         25.65%            18.65%            26.36%            34.46%
Average Commission Rate Paid . . . . . . . . . . . . . .    $   0.0558        $   0.0592        $   0.0639               N/R

--------------------------------------------------------
  (1)  Not annualized.
  (2)  Annualized.
  (a) Montag & Caldwell Growth Fund Retail Class commenced investment operations on November 2, 1994.
  N/R: Not required.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                   MONTAG & CALDWELL GROWTH FUND
                                                           -----------------------------------------------
                                                                         INSTITUTIONAL CLASS
                                                           -----------------------------------------------
                                                           SIX MONTHS
                                                              ENDED              YEAR            PERIOD
                                                             04/30/98            ENDED            ENDED
                                                           (UNAUDITED)         10/31/97        10/31/96(a)
                                                           -----------        ----------       -----------
Net Asset Value, Beginning of Period . . . . . . . . . .    $    22.75        $    17.08        $    15.59
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . .            --                --              0.02
   Net realized and unrealized gain
     on investments. . . . . . . . . . . . . . . . . . .          4.73              5.81              1.49
                                                            ----------        ----------        ----------
     Total from investment operations. . . . . . . . . .          4.73              5.81              1.51
                                                            ----------        ----------        ----------

   LESS DISTRIBUTIONS:
   Distributions from and in excess
     of net investment income. . . . . . . . . . . . . .            --                --            (0.02)
   Distributions from net realized
     gain on investments . . . . . . . . . . . . . . . .         (0.21)            (0.14)               --
                                                            ----------        ----------        ----------
     Total distributions . . . . . . . . . . . . . . . .         (0.21)            (0.14)            (0.02)
                                                            ----------        ----------        ----------
Net increase in net asset value. . . . . . . . . . . . .          4.52             5.67               1.49
                                                            ----------        ----------        ----------
Net Asset Value, End of Period . . . . . . . . . . . . .    $    27.27        $    22.75        $    17.08
                                                            ----------        ----------        ----------
                                                            ----------        ----------        ----------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . . .         20.99%            34.26%             9.67%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . . .    $  518,671        $  268,861        $   52,407
Ratios of expenses to average net assets:
   Before reimbursement of expenses
   by Advisor(2) . . . . . . . . . . . . . . . . . . . .          0.90%             0.93%             0.98%
   After reimbursement of expenses
   by Advisor(2) . . . . . . . . . . . . . . . . . . . .          0.90%             0.93%             0.98%
Ratios of net investment income to average net assets:
   Before reimbursement of expenses
   by Advisor(2) . . . . . . . . . . . . . . . . . . . .          0.02%            (0.07)%            0.17%
   After reimbursement of expenses
   by Advisor(2) . . . . . . . . . . . . . . . . . . . .          0.02%            (0.06)%            0.17%
Portfolio Turnover(1). . . . . . . . . . . . . . . . . .         25.65%            18.65%            26.36%
Average Commission Rate Paid . . . . . . . . . . . . . .    $   0.0558        $   0.0592        $   0.0639


--------------
 (1) Not annualized.
 (2) Annualized.
 (a) Montag & Caldwell Growth Fund Institutional Class commenced investment operations on June 28, 1996.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------


                                                                               CHICAGO TRUST GROWTH & INCOME FUND
                                                             -----------------------------------------------------------------------
                                                             SIX MONTHS
                                                                 ENDED         YEAR           YEAR           YEAR          PERIOD
                                                               04/30/98        ENDED          ENDED          ENDED         ENDED
                                                             (UNAUDITED)     10/31/97       10/31/96       10/31/95      10/31/94(a)
                                                             -----------     --------       --------       --------      -----------

Net Asset Value, Beginning of Period . . . . . . . . .       $   19.73       $  16.17       $  12.90       $  10.11      $   10.00
                                                             ---------       --------       --------       --------      ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss). . . . . . . . . . .           (0.01)          0.08           0.11           0.09           0.07
     Net realized and unrealized gain on investments .            4.23           3.91           3.34           2.79           0.10
                                                             ---------       --------       --------       --------      ---------

        Total from investment operations . . . . . . .            4.22           3.99           3.45           2.88           0.17
                                                             ---------       --------       --------       --------      ---------


   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income . . . . . . . . . . . . . . .           (0.01)         (0.09)         (0.11)         (0.09)         (0.06)
     Distributions from net realized gain on investments         (1.37)         (0.34)         (0.07)            --             --
                                                             ---------       --------       --------       --------      ---------

        Total distributions. . . . . . . . . . . . . .           (1.38)         (0.43)         (0.18)         (0.09)         (0.06)
                                                             ---------       --------       --------       --------      ---------

Net increase in net asset value  . . . . . . . . . . .            2.84           3.56          3.27           2.79           0.11
                                                             ---------       --------       --------       --------      ---------

Net Asset Value, End of Period . . . . . . . . . . . .       $   22.57       $  19.73       $  16.17       $  12.90      $   10.11
                                                             ---------       --------       --------       --------      ---------
                                                             ---------       --------       --------       --------      ---------



TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . .           22.76%         25.16%         26.98%         28.66%          1.73%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . .       $ 354,333       $274,608       $205,133       $172,296      $  12,282
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor(2). . .            1.10%          1.12%          1.15%          1.50%          2.21%
   After reimbursement of expenses by Advisor(2) . . .            1.10%          1.07%(3)       1.00%          1.09%(4)       1.20%
Ratios of net investment income to average net assets:
   Before reimbursement of expenses by Advisor(2). . .           (0.07)%         0.36%          0.62%          0.33%         (0.15)%
   After reimbursement of expenses by Advisor(2) . . .           (0.07)%         0.41%          0.77%          0.74%          0.86%
Portfolio Turnover(1). . . . . . . . . . . . . . . . .           24.09%         30.58%         25.48%          9.00%         37.01%
Average Commission Rate Paid . . . . . . . . . . . . .       $  0.0525       $ 0.0530       $ 0.0571            N/R            N/R

-----------------------------------------------------
     (1)  Not annualized.
     (2)  Annualized.
     (3) The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.
     (4) The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.20% to 1.00% on September 21, 1995.
     (a) Chicago Trust Growth & Income Fund commenced investment operations on December 13, 1993.
N/R: Not required.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------


                                                                                     CHICAGO TRUST TALON FUND
                                                             -----------------------------------------------------------------------
                                                             SIX MONTHS
                                                                 ENDED         YEAR           YEAR           YEAR          PERIOD
                                                               04/30/98        ENDED          ENDED          ENDED         ENDED
                                                             (UNAUDITED)     10/31/97       10/31/96       10/31/95      10/31/94(a)
                                                             -----------     --------       --------       --------      -----------

Net Asset Value, Beginning of Period . . . . . . . . .       $   17.60       $  14.39       $  12.07       $  10.25      $   10.00
                                                             ---------       --------       --------       --------      ---------

   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income . . . . . . . . . . . . . .            0.05           0.11           0.04           0.09           0.02
     Net realized and unrealized gain on investments
     and options . . . . . . . . . . . . . . . . . . .            0.51           4.38           3.01           1.84           0.23
                                                             ---------       --------       --------       --------      ---------

          Total from investment operations . . . . . .            0.56           4.49           3.05           1.93           0.25
                                                             ---------       --------       --------       --------      ---------


   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income . . . . . . . . . . . . . . .           (0.06)         (0.09)         (0.03)         (0.11)            --
     Distributions from net realized gain on investments         (2.83)         (1.19)         (0.70)            --             --
                                                             ---------       --------       --------       --------      ---------
          Total distributions  . . . . . . . . . . . .           (2.89)         (1.28)         (0.73)         (0.11)            --
                                                             ---------       --------       --------       --------      ---------
Net increase (decrease) in net asset value . . . . . .           (2.33)          3.21           2.32           1.82           0.25
                                                             ---------       --------       --------       --------      ---------
Net Asset Value, End of Period . . . . . . . . . . . .       $   15.27       $  17.60       $  14.39       $  12.07      $   10.25
                                                             ---------       --------       --------       --------      ---------
                                                             ---------       --------       --------       --------      ---------



TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . .            3.58%         33.47%         26.51%         18.92%          2.50%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . .       $  30,623       $ 28,460       $ 17,418       $ 10,538      $   4,355
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor(2). . .            1.45%          1.67%          1.98%          3.04%          7.82%
   After reimbursement of expenses by Advisor(2) . . .            1.30%          1.30%          1.30%          1.30%          1.30%
Ratios of net investment income to average net assets:
   Before reimbursement of expenses by Advisor(2). . .            0.52%          0.34%         (0.38)%        (0.97)%        (4.13)%
   After reimbursement of expenses by Advisor(2) . . .            0.67%          0.71%          0.30%          0.77%          2.39%
Portfolio Turnover(1)  . . . . . . . . . . . . . . . .           28.36%        112.72%        126.83%        229.43%         33.66%
Average Commission Rate Paid . . . . . . . . . . . . .       $  0.0599       $ 0.0591       $ 0.0612            N/R            N/R

-----------------------------------------------------
   (1)    Not annualized.
   (2)    Annualized.
   (a) Chicago Trust Talon Fund commenced investment operations on September 19, 1994.
N/R:      Not required.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                            CHICAGO TRUST BALANCED FUND
                                                             --------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED           YEAR           YEAR         PERIOD
                                                               04/30/98         ENDED          ENDED         ENDED
                                                             (UNAUDITED)      10/31/97       10/31/96     10/31/95(a)
                                                             --------------------------------------------------------
Net Asset Value, Beginning of Period . . . . . . . . .       $   11.06       $   9.60       $   8.43      $    8.34
                                                             ---------       --------       --------      ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . .            0.13           0.28           0.27           0.03
   Net realized and unrealized gain on
     investments . . . . . . . . . . . . . . . . . . .            1.43           1.60           1.16           0.06
                                                             ---------       --------       --------      ---------
        Total from investment operations . . . . . . .            1.56           1.88           1.43           0.09
                                                             ---------       --------       --------      ---------

   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income . . . . . . . . . . . . . . .           (0.14)         (0.28)         (0.26)            --
     Distributions from net realized gain on
       investments . . . . . . . . . . . . . . . . . .           (0.68)         (0.14)            --             --
                                                             ---------       --------       --------      ---------
        Total distributions  . . . . . . . . . . . . .           (0.82)         (0.42)         (0.26)            --
                                                             ---------       --------       --------      ---------
Net increase in net asset value  . . . . . . . . . . .            0.74           1.46           1.17           0.09
                                                             ---------       --------       --------      ---------
Net Asset Value, End of Period . . . . . . . . . . . .       $   11.80       $  11.06       $   9.60      $    8.43
                                                             ---------       --------       --------      ---------
                                                             ---------       --------       --------      ---------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . .           14.99%         20.10%         17.21%          1.08%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . .       $ 215,033       $187,993       $156,703      $ 152,820
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor(2). . .            1.10%          1.13%          1.17%          1.19%
   After reimbursement of expenses by Advisor(2) . . .            1.10%          1.07%(3)       1.00%          1.00%
Ratios of net investment income to average net assets:
   Before reimbursement of expenses by Advisor(2). . .            2.38%          2.70%          2.79%          2.56%
   After reimbursement of expenses by Advisor(2) . . .            2.38%          2.76%          2.96%          2.73%
Portfolio Turnover(1)  . . . . . . . . . . . . . . . .           24.84%         34.69%         34.29%          0.72%
Average Commission Rate Paid . . . . . . . . . . . . .       $  0.0510       $ 0.0576        $0.0596            N/R

-----------------------------------------------------
   (1)    Not annualized.
   (2)    Annualized.
   (3) The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.
   (a) Chicago Trust Balanced Fund (formerly the Chicago Trust Asset Allocation Fund) commenced investment operations on September 21, 1995.
N/R: Not required.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         MONTAG & CALDWELL BALANCED FUND
                                                             --------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED           YEAR           YEAR         PERIOD
                                                               04/30/98         ENDED          ENDED         ENDED
                                                             (UNAUDITED)      10/31/97       10/31/96     10/31/95(a)
                                                             --------------------------------------------------------
Net Asset Value, Beginning of Period . . . . . . . . .       $   16.01       $  14.29       $  12.12      $   10.00
                                                             ---------       --------       --------      ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income . . . . . . . . . . . . . .            0.13           0.25           0.27           0.26
     Net realized and unrealized gain on
       investments . . . . . . . . . . . . . . . . . .            1.94           2.93           2.17           2.09
                                                             ---------       --------       --------      ---------
          Total from investment operations . . . . . .            2.07           3.18           2.44           2.35
                                                             ---------       --------       --------      ---------

   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income . . . . . . . . . . . . . . .           (0.13)         (0.25)         (0.27)         (0.23)
     Distributions from net realized gain on
       investments . . . . . . . . . . . . . . . . . .           (0.38)         (1.21)            --             --
                                                             ---------       --------       --------      ---------
          Total distributions  . . . . . . . . . . . .           (0.51)         (1.46)         (0.27)         (0.23)
                                                             ---------       --------       --------      ---------
Net increase in net asset value  . . . . . . . . . . .            1.56           1.72           2.17           2.12
                                                             ---------       --------       --------      ---------
Net Asset Value, End of Period . . . . . . . . . . . .       $   17.57       $  16.01       $  14.29      $   12.12
                                                             ---------       --------       --------      ---------
                                                             ---------       --------       --------      ---------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . .          13.34%         24.26%         20.37%         23.75%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . .       $ 139,671       $ 82,719       $ 31,473      $  21,908
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor(2). . .           1.25%          1.33%          1.58%          2.50%
   After reimbursement of expenses by Advisor(2) . . .           1.25%          1.25%          1.25%          1.25%
Ratios of net investment income
   to average net assets:
   Before reimbursement of expenses by Advisor(2). . .           1.72%          1.70%          1.83%          1.38%
   After reimbursement of expenses by Advisor(2) . . .           1.72%          1.78%          2.16%          2.63%
Portfolio Turnover(1). . . . . . . . . . . . . . . . .          35.23%         28.13%         43.58%         27.33%
Average Commission Rate Paid . . . . . . . . . . . . .       $  0.0564       $ 0.0591       $ 0.0644            N/R

-----------------------------------------------------
   (1)    Not annualized.
   (2)    Annualized.
   (a) Montag & Caldwell Balanced Fund commenced investment operations on November 2, 1994.
N/R: Not required.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------


                                                                                    CHICAGO TRUST BOND FUND
                                                                  ------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED        YEAR       YEAR        YEAR        PERIOD
                                                                   04/30/98       ENDED      ENDED       ENDED        ENDED
                                                                  (UNAUDITED)   10/31/97   10/31/96    10/31/95    10/31/94(a)
                                                                  -----------   --------   --------    --------    -----------

Net Asset Value, Beginning of Period . . . . . . . . . . . .         $  10.13   $   9.89    $  9.94     $  9.21        $ 10.00
                                                                     --------   --------    -------     -------        -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income  . . . . . . . . . . . . . . . . .             0.31       0.61       0.60        0.60           0.50
    Net realized and unrealized gain (loss) on
     investments . . . . . . . . . . . . . . . . . . . . . .             0.01       0.23      (0.05)       0.73          (0.82)
                                                                     --------   --------    -------     -------        -------
      Total from investment operations . . . . . . . . . . .             0.32       0.84       0.55        1.33          (0.32)
                                                                     --------   --------    -------     -------        -------

  LESS DISTRIBUTIONS FROM AND IN EXCESS
   OF NET INVESTMENT INCOME  . . . . . . . . . . . . . . . .            (0.31)     (0.60)     (0.60)      (0.60)         (0.47)
                                                                     --------   --------    -------     -------        -------
      Total distributions  . . . . . . . . . . . . . . . . .            (0.31)     (0.60)     (0.60)      (0.60)         (0.47)
                                                                     --------   --------    -------     -------        -------
Net increase (decrease) in net asset value . . . . . . . . .             0.01       0.24      (0.05)       0.73          (0.79)
                                                                     --------   --------    -------     -------        -------
Net Asset Value, End of Period . . . . . . . . . . . . . . .         $  10.14   $  10.13    $  9.89     $  9.94        $  9.21
                                                                     --------   --------    -------     -------        -------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . . . . .             3.23%      8.84%      5.76%      14.89%         (3.23)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . . . . .         $141,727   $120,532    $79,211     $70,490        $12,546
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor(2) . . . . . .             0.97%      1.02%      1.10%       1.54%          2.02%
  After reimbursement of expenses by Advisor(2). . . . . . .             0.80%      0.80%      0.80%       0.80%          0.80%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Advisor(2) . . . . . .             5.82%      6.02%      5.89%       5.78%          4.83%
  After reimbursement of expenses by Advisor(2). . . . . . .             5.99%      6.24%      6.19%       6.52%          6.05%
Portfolio Turnover(1)  . . . . . . . . . . . . . . . . . . .            21.71%     17.76%     41.75%      68.24%         20.73%

---------------
 (1)  Not annualized.
 (2)  Annualized.
(a)   Chicago Trust Bond Fund commenced investment operations on December 13,
      1993.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------


                                                                               CHICAGO TRUST MUNICIPAL BOND FUND
                                                                  ------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED        YEAR       YEAR        YEAR        PERIOD
                                                                   04/30/98       ENDED      ENDED       ENDED        ENDED
                                                                  (UNAUDITED)   10/31/97   10/31/96    10/31/95    10/31/94(a)
                                                                  -----------   --------   --------    --------    -----------

Net Asset Value, Beginning of Period . . . . . . . . . . . .          $ 10.19    $ 10.06    $ 10.08     $  9.56        $ 10.00
                                                                      -------    -------    -------     -------        -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income  . . . . . . . . . . . . . . . . .             0.23       0.38       0.38        0.35           0.27
    Net realized and unrealized gain (loss) on
     investments . . . . . . . . . . . . . . . . . . . . . .            (0.06)      0.12      (0.02)       0.52          (0.46)
                                                                      -------    -------    -------     -------        -------
      Total from investment operations . . . . . . . . . . .             0.17       0.50       0.36        0.87          (0.19)
                                                                      -------    -------    -------     -------        -------

  LESS DISTRIBUTIONS FROM AND IN EXCESS
   OF NET INVESTMENT INCOME  . . . . . . . . . . . . . . . .            (0.21)     (0.37)     (0.38)      (0.35)         (0.25)
    Distributions from net realized gain on investments. . .               --         --         --          --             --
                                                                      -------    -------    -------     -------        -------
      Total distributions  . . . . . . . . . . . . . . . . .            (0.21)     (0.37)     (0.38)      (0.35)         (0.25)
                                                                      -------    -------    -------     -------        -------
Net increase (decrease) in net asset value . . . . . . . . .            (0.04)      0.13      (0.02)       0.52          (0.44)
                                                                      -------    -------    -------     -------        -------
Net Asset Value, End of Period . . . . . . . . . . . . . . .          $ 10.15    $ 10.19    $ 10.06     $ 10.08        $  9.56
                                                                      -------    -------    -------     -------        -------
                                                                      -------    -------    -------     -------        -------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . . . . .             1.70%      5.13%      3.59%       9.29%         (1.92)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . . . . .          $12,867    $12,379    $11,186     $11,679        $10,462
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor(2) . . . . . .             1.47%      1.64%      1.53%       2.16%          2.09%
  After reimbursement of expenses by Advisor(2). . . . . . .             0.63%(3)   0.90%      0.90%       0.90%          0.90%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Advisor(2) . . . . . .             3.27%      3.00%      3.11%       2.37%          1.90%
  After reimbursement of expenses by Advisor(2). . . . . . .             4.11%      3.74%      3.74%       3.63%          3.09%
Portfolio Turnover(1)  . . . . . . . . . . . . . . . . . . .            12.00%     16.19%     27.47%      42.81%         14.85%

---------------
 (1)  Not annualized.
 (2)  Annualized.
 (3) The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 0.90% to 0.10% on February 27, 1998.
(a) Chicago Trust Municipal Bond Fund commenced investment operations on December 13, 1993.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------


                                                                                CHICAGO TRUST MONEY MARKET FUND
                                                                  ------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED        YEAR       YEAR        YEAR        PERIOD
                                                                   04/30/98       ENDED      ENDED       ENDED        ENDED
                                                                  (UNAUDITED)   10/31/97   10/31/96    10/31/95    10/31/94(a)
                                                                  -----------   --------   --------    --------    -----------

Net Asset Value, Beginning of Period . . . . . . . . . . . .         $   1.00   $   1.00   $   1.00    $   1.00       $   1.00
                                                                     --------   --------   --------    --------       --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income  . . . . . . . . . . . . . . . . .             0.03       0.05       0.05        0.05           0.03
                                                                     --------   --------   --------    --------       --------

  LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME  . . . . . .            (0.03)     (0.05)     (0.05)      (0.05)         (0.03)
                                                                     --------   --------   --------    --------       --------
Net Asset Value, End of Period . . . . . . . . . . . . . . .         $   1.00   $   1.00   $   1.00    $   1.00       $   1.00
                                                                     --------   --------   --------    --------       --------
                                                                     --------   --------   --------    --------       --------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . . . . .             2.59%      5.15%      5.14%       5.56%          3.20%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . . . . .         $240,671   $238,551   $226,536    $206,075       $122,929
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor(2) . . . . . .             0.53%      0.56%      0.59%       0.63%          0.64%
  After reimbursement of expenses by Advisor(2). . . . . . .             0.51%(4)   0.50%      0.50%       0.43%(3)       0.40%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Advisor(2) . . . . . .             5.15%      5.00%      4.93%       5.24%          3.49%
  After reimbursement of expenses by Advisor(2). . . . . . .             5.17%      5.06%      5.02%       5.44%          3.73%

---------------
 (1)  Not annualized.
 (2)  Annualized.
 (3) The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 0.40% to 0.50% on July 12, 1995.
 (4) As of February 27, 1998, the Advisor is no longer waiving fees or reimbursing expenses.
(a) Chicago Trust Money Market Fund commenced investment operations on December 14, 1993.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         APRIL 30, 1998
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The AlleghanyFunds (formerly
CT&T Funds) (the "Company") operate as a series company currently issuing eight series of shares of beneficial interest: Montag & Caldwell Growth Fund (the "Growth Fund"), Chicago Trust Growth & Income Fund (the "Growth & Income Fund"), Chicago Trust Talon Fund (the "Talon Fund"), Chicago Trust Balanced Fund (formerly Chicago Trust Asset Allocation Fund) (the "CT Balanced Fund"), Montag & Caldwell Balanced Fund (the "M&C Balanced Fund"), Chicago Trust Bond Fund (the "Bond Fund"), Chicago Trust Municipal Bond Fund (the "Municipal Bond Fund"), and Chicago Trust Money Market Fund (the "Money Market Fund") (each a "Fund" and collectively, the "Funds"). The Company constitutes an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Company was organized as a Delaware business trust on September 10, 1993.

The Growth Fund seeks long-term capital appreciation consistent with investments primarily in a combination of equity, convertible, fixed income, and short-term securities. Capital appreciation is emphasized, and generation of income is secondary. Montag & Caldwell, Inc. is the Investment Advisor for the Fund, which commenced investment operations on November 2, 1994. Effective June 28, 1996, the Fund offered two classes of shares: Class I (Institutional) shares and Class N (Retail) shares.

The Growth & Income Fund seeks long-term total return through a combination of capital appreciation and current income. In seeking to achieve its investment objective, the Fund invests primarily in common stocks, preferred stocks, securities convertible into common stocks, and fixed income securities. The Chicago Trust Company ("Chicago Trust") is the Investment Advisor for the Fund, which commenced investment operations on December 13, 1993.

The Talon Fund seeks long-term total return through capital appreciation. The Fund invests primarily in stocks of companies with capitalization levels believed by Talon Asset Management, Inc. ("Talon") to have prospects for capital appreciation. The Fund, which commenced investment operations on September 19, 1994, may also invest in preferred stock and debt securities, including those which may be convertible into common stock. Chicago Trust is the Investment Advisor for the Fund with Talon as Sub-Investment Advisor.

The CT Balanced Fund seeks growth of capital with current income through asset allocation. The Fund seeks to achieve this objective by holding a varying combination of generally two or more of the following investment categories: common stocks (both dividend and non-dividend paying); preferred stocks; convertible preferred stocks; fixed income securities, including bonds and bonds convertible into common stocks; and short-term interest-bearing obligations. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on September 21, 1995.

The M&C Balanced Fund seeks long-term total return through investment primarily in a combination of equity, fixed income, and short-term securities. The allocation between asset classes may vary over time in accordance with the expected rates of return of each asset class; however, primary emphasis is placed upon selection of particular investments as opposed to allocation of assets. Montag & Caldwell, Inc. is the Investment Advisor for the Fund, which commenced investment operations on November 2, 1994.

The Bond Fund seeks high current income consistent with what Chicago Trust believes to be prudent risk of capital. The Fund primarily invests in a broad range of bonds and other fixed income securities (bonds and debentures) with an average weighted portfolio maturity between three and ten years. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on December 13, 1993.

The Municipal Bond Fund seeks a high level of current interest income exempt from Federal income taxes consistent with the conservation of capital. The Fund seeks to achieve its objective by investing substantially all of its assets in a diversified portfolio of municipal debt obligations. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on December 13, 1993.

The Money Market Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund seeks to achieve its objective by investing in short-term, high quality, U.S. dollar-denominated money market instruments. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on December 14, 1993.

ALLEGHANY FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)             APRIL 30, 1998
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     (1) SECURITY VALUATION: For the Growth Fund, the Growth & Income Fund, the Talon Fund, the CT Balanced Fund and the M&C Balanced Fund, equity securities and index options traded on a national exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the respective exchange. Securities for which there have been no sales on the valuation date are valued at the mean of the last reported bid and asked prices on their principal exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For the CT Balanced Fund, the M&C Balanced Fund, the Bond Fund, and the Municipal Bond Fund, fixed income securities, except short-term, are valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. When fair market value quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. For all Funds, short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     (2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be credit worthy by the Fund's Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

     (3) DERIVATIVE FINANCIAL INSTRUMENTS: A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index. A Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of a Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly, except for exercised option contracts where the recognition of gain or loss is postponed until the disposal of the security underlying the option contract.

     An option contract gives the buyer the right, but not the obligation to buy
     (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are used by a Fund to manage the portfolio's effective maturity and duration.

     Transactions in purchased options for the Chicago Trust Talon Fund for the six months ended April 30, 1998 were as follows:

                                                                            CONTRACTS       PREMIUM
                                                                            ---------      ---------
Outstanding at October 31, 1997 . . . . . . . . . . . . . . . . . . .              50      $(120,125)
Options purchased (Net) . . . . . . . . . . . . . . . . . . . . . . .              --             --
Options exercised or terminated in closing transactions (Net) . . . .             (50)       120,125
Options expired (Net) . . . . . . . . . . . . . . . . . . . . . . . .              --             --
                                                                            ---------      ---------
Outstanding at April 30, 1998 . . . . . . . . . . . . . . . . . . . .              --      $      --
                                                                            ---------      ---------

     (4) MORTGAGE BACKED SECURITIES: The CT Balanced Fund, the M&C Balanced Fund and the Bond Fund may invest in Mortgage Backed Securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities are guaranteed by federally sponsored agencies - Government National Mortgage Association (GNMA), Federal National Mortgage

ALLEGHANY FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)             APRIL 30, 1998
--------------------------------------------------------------------------------

     Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). However, some securities may be issued by private, non-government corporations. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher.

     The CT Balanced Fund, the M&C Balanced Fund and the Bond Fund may also invest in Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICS). A CMO is a bond which is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. A Planned Amortization Class (PAC) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

     The CT Balanced Fund and the Bond Fund may utilize Interest Only (IO) securities to increase the diversification of the portfolio and manage risk. An Interest Only security is a class of MBS representing ownership in the cash flows of the interest payments made from a specified pool of MBS. The cash flow on this instrument decreases as the mortgage principal balance is repaid by the borrower.

     (5) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

     (6) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 1997, the losses amounted to $91,110 for the Municipal Bond Fund and $25,289 for the Bond Fund, which will expire October 31, 2003 and October 31, 2005, respectively.

     Net realized gains or losses may differ for financial and tax reporting purposes for the Talon Fund, the M&C Balanced Fund and the Growth Fund primarily as a result of losses from wash sales which are not recognized for tax purposes until the corresponding shares are sold and as a result of gains or losses recognized for tax purposes on the mark-to-market of open options transactions at October 31, 1997.

     (7) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareowners are recorded on the ex-dividend date.

     (8) ORGANIZATION COSTS: The Funds have reimbursed the Advisors for certain costs incurred in connection with the Funds' and the Company's organization. The costs are being amortized on a straight-line basis over five years commencing on December 13, 1993 for the Growth & Income Fund, Bond Fund and the Municipal Bond Fund; December 14, 1993 for the Money Market Fund; September 19, 1994 for the Talon Fund; November 2, 1994 for the Growth Fund and the M&C Balanced Fund; and September 21, 1995 for the CT Balanced Fund.

     (9) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: With respect to the Growth Fund, the Growth & Income Fund, the Talon Fund, the CT Balanced Fund and the M&C Balanced Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareowners annually. The Bond Fund and the Municipal Bond Fund distribute their respective net investment income to shareowners monthly and capital gains, if any,

ALLEGHANY FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)             APRIL 30, 1998
--------------------------------------------------------------------------------

are distributed annually. The Money Market Fund declares dividends daily from its net investment income. The Money Market Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareowners that have elected the reinvestment option. Differences in dividends per share between classes of the Growth Fund are due to different class expenses. In January 1998, the Funds provided tax information to shareowners for the 1997 calendar year.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book and tax basis differences. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

NOTE (C) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At April 30, 1998, Chicago Trust and its affiliates owned 2,500 shares of the Growth & Income Fund, 2,500 shares of the Bond Fund and 1,002,500 shares of the Municipal Bond Fund.

NOTE (D) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended April 30, 1998 were:

                              AGGREGATE        PROCEEDS FROM
                              PURCHASES           SALES
                           -------------       -------------
GROWTH FUND                $ 602,671,234       $ 215,263,985
GROWTH & INCOME FUND          94,607,485          71,845,502
TALON FUND                     9,872,486           7,289,690
CT BALANCED FUND              56,959,148          46,397,895
M&C BALANCED FUND             81,526,996          37,620,054
BOND FUND                     43,946,426          27,467,498
MUNICIPAL BOND FUND            1,932,888           1,472,537


NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Under various Advisory Agreements with the Funds, each Advisor provides investment advisory services to the Funds. The Funds will pay advisory fees at the following annual percentage rates of the average daily net assets of each Fund:
0.80% on the first $800,000,000 of average daily net assets and 0.60% of average daily net assets over $800,000,000 (effective February 27, 1998) for the Growth Fund, 0.70% for the Growth & Income Fund, 0.80% for the Talon Fund, 0.70% for the CT Balanced Fund, 0.75% for the M&C Balanced Fund, 0.55% for the Bond Fund, 0.60% for the Municipal Bond Fund and 0.40% for the Money Market Fund. These fees are accrued daily and paid monthly. The Advisors have voluntarily undertaken to reimburse the Growth Fund (Institutional Class and Retail Class), the Growth & Income Fund, the Talon Fund, the CT Balanced Fund, the M&C Balanced Fund, the Bond Fund, and the Municipal Bond Fund for operating expenses which cause total expenses to exceed 0.98%, 1.30%, 1.10%, 1.30%, 1.10%, 1.25%, 0.80%, and 0.10%, respectively. Effective February 27, 1998, the expense reimbursement level for the Municipal Bond Fund changed from 0.90% to 0.10% and the Advisor for the Money Market Fund will no longer waive fees or reimburse expenses. Expense reimbursements may be terminated at the discretion of the Advisors. For the six months ended April 30, 1998, the Advisors reimbursed expenses of $22,595 for the Talon Fund, $116,618 for the Bond Fund, $52,819 for the Municipal Bond Fund and $24,451 for the Money Market Fund.

ALLEGHANY FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)             APRIL 30, 1998
--------------------------------------------------------------------------------

Effective June 1, 1997, First Data Investor Services Group, Inc. ("Investor Services Group") replaced FPS Services, Inc. as sub-administrator of the Funds. Chicago Trust is the Funds' Administrator. For services provided as the Funds' Administrator, Chicago Trust receives the following fees, which are paid in total to Investor Services Group.

                     Administration Fees                                         Custody Liaison Fees
                     -------------------                                         --------------------
  Fee (% of Funds' Aggregate     Average Daily Net Assets             Annual Fee             Average Daily Net Assets
  --------------------------     ------------------------             ----------             ------------------------
       daily net assets)                                              (per Fund)                    (per Fund)
       -----------------                                              ----------                    ----------
             0.060                    up to $2 billion                   $10,000                  up to $100 million
             0.045               $2 billion to $3.5 billion              $15,000             $100 million to $500 million
             0.040                    over $3.5 billion                  $20,000                   over $500 million

Effective June 1, 1997, First Data Distributors, Inc. Replaced FPS Broker Services, Inc. as principal underwriter and distributor of the Funds' shares. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund Retail Class, the Growth & Income Fund, the Talon Fund, the CT Balanced Fund, the M&C Balanced Fund, the Bond Fund, and the Municipal Bond Fund have adopted a Plan of Distribution (the "Plan"). The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% (currently, Chicago Trust Municipal Bond Fund's Rule 12b-1 fee is reduced to 0.10%) of each participating Fund's average daily net assets. The Growth Fund Institutional Class and the Money Market Fund do not have distribution plans.

For the six months ended April 30, 1998, the class specific expenses of the Growth Fund were:


                                                                        CLASS N (RETAIL)  CLASS I (INSTITUTIONAL)
Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . .     $   136,242           $   9,232
Registration expenses . . . . . . . . . . . . . . . . . . . . . . . .         101,725              63,572
Legal fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,023               7,391
Reports to shareowner expenses. . . . . . . . . . . . . . . . . . . .          17,182               9,908


Certain officers and Trustees of the Funds are also officers and directors of Chicago Trust. The Funds do not compensate its officers or affiliated Trustees. Effective January 1, 1998, the Company pays each unaffiliated Trustee $2,000 per Board of Trustees meeting attended and an annual retainer of $2,000.

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

TRUSTEES
     Leonard F. Amari*
     Stuard D. Bilton, Chairman
     Dorothea C. Gilliam
     Gregory T. Mutz*
     Nathan Shapiro*
     *Unafilliated Trustee

ADVISORS
     The Chicago Trust Company
     171 North Clark Street
     Chicago, IL 60601-3294

     Montag & Caldwell, Inc.
     3343 Peachtree Road, NE, Suite 1100
     Atlanta, GA  30326-1022

SHAREOWNER
SERVICES
     First Data Investor Services Group, Inc.
     4400 Computer Drive
     Westborough, MA  01581

DISTRIBUTOR
     First Data Distributors, Inc.
     4400 Computer Drive
     Westborough, MA  01581




OFFICERS
     Kenneth C. Anderson, President
     David F. Seng, Senior Vice President
     Gerald F. Dillenburg, Vice President,
                  Secretary and Treasurer

CUSTODIAN
     Bankers Trust
     One Bankers Trust Place
     New York, NY  10001

LEGAL COUNSEL
     Sonnenschein Nath & Rosenthal
     8000 Sears Tower
     Chicago, IL  60606

AUDITOR
     KPMG Peat Marwick LLP
     303 East Wacker Drive
     Chicago, IL  60601


[LOGO]  ALLEGHANY FUNDS


Distributed by First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, 7/1/98

This report is submitted for general information of the shareowners of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.